UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock Funds BlackRock Advantage Emerging Markets Fund BlackRock Global Long/Short Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

              East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 88.6%

Brazil — 6.7%
AMBEV SA	322,600	$1,416,441
AMBEV SA, ADR	335,119	1,451,065
B2W Cia Digital(a)	3,700	34,301
Banco Bradesco SA, Preference Shares	116,900	1,077,434
Banco Santander Brasil SA	13,500	153,083
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	11,953	249,937
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	23,325	490,254
Estacio Participacoes SA	28,700	178,377
Gerdau SA, Preference Shares	30,100	131,513
Hypermarcas SA	184,900	1,479,598
Iochpe-Maxion SA	92,398	481,170
Itau Unibanco Holding SA, Preference Shares	71,100	940,931
JBS SA	43,335	119,356
Petroleo Brasileiro SA, Preference Shares	88,100	653,855
Randon Participacoes SA	79,413	169,432
Tim Participacoes SA	34,280	106,759
Tim Participacoes SA, -ADR	22,044	341,021
Vale SA	7,300	111,241
WEG SA	87,700	424,184

		10,009,952
Chile — 0.1%
Banco de Chile	819,934	113,577

China — 24.7%
Agricultural Bank of China Ltd., Class A, Class A	87	48
Alibaba Group Holding Ltd. - ADR(a)	47,934	6,820,050
Anhui Conch Cement Co., Ltd., Class H	79,000	409,468
BAIC Motor Corp. Ltd., Class D	242,000	136,614
Baidu, Inc. - ADR(a)	2,066	392,664
Bank of China Ltd., Class H	2,079,000	885,740
Bank of Hangzhou Co. Ltd.	409,060	469,350
Bank of Nanjing Co. Ltd., Class A	83,660	88,224
Bohai Capital Holding Co., Ltd.	54,000	31,007
CCOOP Group Co., Ltd.	53,100	20,361
China CITIC Bank Corp., Ltd.	231,100	196,698
China Communications Construction Co. Ltd., Class H	606,000	555,645
China Communications Services Corp. Ltd., Class H	508,000	411,668
China Construction Bank Corp., Class H	1,216,000	964,953
China Everbright Bank Co., Ltd.	713,900	411,630
China Life Insurance Co. Ltd., Class H	678,000	1,358,574
China Mengniu Dairy Co. Ltd.(a)	100,000	295,888
China Merchants Bank Co. Ltd., Class H	59,000	227,821
China Minsheng Banking Corp. Ltd., Class H	254,500	187,922
China Mobile Ltd.	298,000	2,791,628

Security	Shares	Value
China (continued)
China National Chemical Engineering Co., Ltd.	55,400	$46,513
China Oriental Group Co., Ltd.	32,000	25,390
China Pacific Insurance Group Co. Ltd., Class H	184,800	689,933
China Petroleum & Chemical Corp., Class A	77,800	70,340
China Petroleum & Chemical Corp. - ADR	5,740	462,988
China Petroleum & Chemical Corp., Class H	2,180,001	1,775,775
China Railway Construction Corp. Ltd.	158,000	200,661
China Railway Group Ltd., Class H	1,028,000	918,736
China Vanke Co. Ltd.	185,800	573,731
CNOOC Ltd.	520,000	885,549
CNPC Capital Co., Ltd.	78,700	123,591
Daqin Railway Co. Ltd., Class A	157,700	182,715
Dongxing Securities Co. Ltd., Class A	84,942	124,040
Fanhua, Inc., ADR	542	14,515
Huatai Securities Co. Ltd., Class H	56,000	90,157
Industrial & Commercial Bank of China Ltd., Class H	724,000	491,214
Jiangxi Copper Co. Ltd., Class H	202,000	223,123
Lenovo Group Ltd.(b)	1,236,000	788,310
Li Ning Co. Ltd.(a)	19,500	18,344
Lonking Holdings, Ltd.	956,000	215,545
Maanshan Iron & Steel	68,000	36,620
Metallurgical Corp. of China, Ltd.	834,000	202,708
NetEase, Inc. - ADR	777	161,499
New China Life Insurance Co. Ltd., Class H	43,300	203,146
PetroChina Co. Ltd., ADR	8,233	598,045
PetroChina Co. Ltd., Class H	1,124,000	808,182
Ping An Insurance Group Co. of China Ltd., Class H	266,500	2,519,498
Renhe Commercial Holdings Co., Ltd.(a)	500,000	16,950
RiseSun Real Estate Development Co. Ltd., Class A	100,009	113,994
Sany Heavy Industry Co. Ltd., Class A	73,700	83,629
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	33,100	94,298
SINA Corp.(a)	16,552	1,047,907
Sinopec Engineering Group Co. Ltd., Class H	65,000	60,551
Sinopec Shanghai Petrochemical Co. Ltd., Class A	321,345	243,843
Sinopec Shanghai Petrochemical Co. Ltd., Class H	416,000	182,809
Sinopharm Group Co. Ltd., Class H	79,600	385,610
Sinotrans, Ltd.	506,000	177,014
Sohu.com Ltd., ADR(a)	10,239	185,019
Tencent Holdings Ltd.	101,800	3,487,593
Tianneng Power International, Ltd.	366,000	293,719

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Tingyi Cayman Islands Holding Corp.	24,000	$35,560
Uni-President China Holdings Ltd.	262,000	254,884
Weichai Power Co. Ltd., Class H	754,000	745,405
Yihai International Holding, Ltd.	9,000	19,777
Yonyou Network Technology Co. Ltd., Class A	92	319
Zijin Mining Group Co. Ltd., Class H	828,000	309,724

		36,845,426
Czech Republic — 0.5%
CEZ AS	32,147	764,892

Greece — 0.0%
Hellenic Telecommunications Organization SA	4,341	48,378

Hong Kong — 3.4%
Beijing Enterprises Holdings Ltd.	21,000	113,861
China Everbright Ltd.	140,000	248,264
China investment Fund International Holdings Co., Ltd.(a)	16,000	54,416
China Mobile, Ltd., ADR	22,334	1,039,648
China Overseas Land & Investment Ltd.	242,000	760,809
China Resources Cement Holdings Ltd.	154,000	136,702
China Resources Land Ltd.	172,000	585,006
China Taiping Insurance Holdings Co. Ltd.	223,400	750,396
China Water Affairs Group, Ltd.	70,000	63,352
Haier Electronics Group Co. Ltd.(a)	150,000	314,997
Kingboard Laminates Holdings, Ltd.	225,500	173,114
KWG Property Holding, Ltd.	257,500	197,612
Nine Dragons Paper Holdings Ltd.	417,000	399,356
Shimao Property Holdings Ltd.	108,000	212,808
Yuexiu Property Co., Ltd.	208,000	33,007
Yuexiu Real Estate Investment Trust	27,000	16,400

		5,099,748
Hungary — 1.6%
MOL Hungarian Oil & Gas PLC	17,834	186,994
OTP Bank PLC	49,799	1,789,051
Richter Gedeon Nyrt	21,280	395,286

		2,371,331
India — 9.4%
Bharat Forge Ltd.	45,620	360,902
Biocon Ltd.	58,593	522,405
Dr. Reddy’s Laboratories Ltd.	5,944	204,194
Dr. Reddy’s Laboratories Ltd. - ADR	2,850	96,986
GAIL India Ltd.	91,693	464,560
Glenmark Pharmaceuticals Ltd.	10,424	87,558
Hindalco Industries Ltd.	684,088	2,039,657
Hindustan Unilever Ltd.	63,684	1,398,150
Housing Development Finance Corp. Ltd.	61,442	1,469,909

Security	Shares	Value
India (continued)
Indian Oil Corp. Ltd.	59,428	$111,502
Info Edge India, Ltd.	8,027	171,463
Infosys Ltd.	200,862	1,856,177
Infosys Ltd. - ADR	74,368	704,265
Jain Irrigation Systems Ltd.	121,991	117,513
Jet Airways India, Ltd.(a)	28,078	84,101
Jubilant Life Sciences Ltd.	9,421	84,663
KEC International Ltd.	63,538	244,466
Mahindra & Mahindra Ltd.	6,197	64,246
Mphasis Ltd.	34,365	459,404
Nestle India Ltd.	3,217	441,186
Oracle Financial Services Software Ltd.	2,082	102,139
Petronet LNG Ltd.	350,578	1,069,319
Tata Consultancy Services Ltd.	48,210	1,263,846
Tata Global Beverages Ltd.	39,669	116,831
United Breweries Ltd.	27,405	452,388
Wipro Ltd.	21,711	97,194

		14,085,024
Indonesia — 0.7%
Bank Mandiri Persero Tbk PT	535,700	240,701
Bank Rakyat Indonesia Persero Tbk PT	848,000	176,001
Charoen Pokphand Indonesia Tbk PT	271,400	98,305
Pabrik Kertas Tjiwi Kimia Tbk PT	26,100	17,743
PT United Tractors Tbk	62,515	138,022
Tambang Batubara Bukit Asam Persero Tbk PT	1,150,900	323,227

		993,999
Malaysia — 0.8%
Astro Malaysia Holdings Bhd	325,700	105,214
Genting Bhd	358,800	629,671
Malayan Banking Bhd	70,300	159,563
Maxis Bhd	180,800	226,060
QL Resources BHD	14,200	23,938

		1,144,446
Mexico — 3.6%
America Movil SAB de CV, Series L	1,847,859	1,338,142
Banco del Bajio SA	10,400	20,443
Cemex SAB de CV(a)	218,100	108,871
Grupo Aeroportuario del Centro Norte SAB de C.V., ADR	4,544	189,803
Grupo Aeroportuario del Centro Norte SAB de CV	125,798	658,244
Grupo Elektra SAB de C.V.	2,062	87,274
Grupo Financiero Banorte SAB de CV, Series O	72,550	399,158
Grupo Televisa SAB CPO	49,030	141,346
Industrias Penoles SAB de CV	236	3,326
Megacable Holdings SAB de C.V.	7,228	32,049

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de C.V.	934,050	$2,385,562

		5,364,218
Netherlands — 0.6%
Yandex NV(a)	29,198	879,736

Peru — 0.2%
Hochschild Mining PLC	171,227	344,684

Philippines — 0.8%
Ayala Corp.	28,165	484,866
Ayala Land, Inc.	949,600	704,607
San Miguel Corp.	20,250	64,810

		1,254,283
Poland — 2.9%
Bank Pekao SA	20,636	562,584
Cyfrowy Polsat SA(a)	7,726	44,425
LPP SA	46	94,044
Polski Koncern Naftowy Orlen SA	59,337	1,426,901
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	174,208	284,182
Powszechna Kasa Oszczednosci Bank Polski SA	73,715	765,561
Powszechny Zaklad Ubezpieczen SA	105,858	1,078,796

		4,256,493
Russia — 4.1%
Inter Rao UES PJSC	8,388,982	507,555
Lukoil OAO	5,654	423,875
Lukoil PJSC - ADR	25,955	1,935,176
Magnitogorsk Iron & Steel Works OJSC	982,868	714,591
Mobile Telesystems OJSC - ADR	14,586	116,834
Novatek PJSC - GDR	8,217	1,385,858
Severstal OAO	32,024	500,371
Severstal PAO, -GDR	24,161	375,049
Tatneft OAO	10,920	129,116

		6,088,425
South Africa — 4.1%
Anglo American Platinum Ltd.	21,424	697,507
Barloworld Ltd.	77,775	633,932
FirstRand Ltd.	16,742	73,123
Gold Fields Ltd.	22,273	58,884
Imperial Holdings Ltd.	18,138	201,252
Massmart Holdings Ltd.	62,879	409,347
Mondi, Ltd.	14,094	337,320
Mr Price Group Ltd.	3,542	55,458
MTN Group Ltd.	79,003	458,765
Naspers Ltd., Class N	10,328	1,811,540
Nedbank Group Ltd.	14,327	242,200
Remgro Ltd.	3,511	45,263
The Spar Group Ltd.	40,373	481,192
Standard Bank Group Ltd.	47,625	527,648

Security	Shares	Value
South Africa (continued)
Vodacom Group Ltd.	17,265	$145,592

		6,179,023
South Korea — 8.9%
Cheil Worldwide, Inc.	5,318	106,117
Daelim Industrial Co., Ltd.	783	52,420
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	904	23,415
Doosan Infracore Co., Ltd.(a)	30,308	206,056
Fila Korea, Ltd.	411	15,221
Green Cross Corp.	1,156	121,735
GS Engineering & Construction Corp.	1,585	58,446
Hana Financial Group, Inc.	2,636	88,795
Hotel Shilla Co. Ltd.	4,655	293,375
Hyundai Development Co-Engineering & Construction	5,169	76,687
KB Financial Group, Inc.	49,762	2,072,299
KB Financial Group, Inc., ADR	2,833	117,711
Kia Motors Corp.	30,660	766,369
Korea Investment Holdings Co., Ltd.	2,404	125,720
LG Display Co., Ltd.	7,179	104,752
LG Electronics, Inc.	33,415	1,729,955
LG International Corp.	6,505	89,806
LS Corp.	3,268	145,373
NH Investment & Securities Co. Ltd.	14,660	157,376
POSCO	3,656	836,832
POSCO Chemtech Co., Ltd.	488	28,070
Samsung Electro-Mechanics Co. Ltd.	3,389	353,758
Samsung Electronics Co. Ltd.	123,616	4,627,663
Shinhan Financial Group Co. Ltd.	21,207	789,872
Shinhan Financial Group Co. Ltd. - ADR	6,385	236,309

		13,224,132
Switzerland — 0.1%
Sinotruk Hong Kong, Ltd.	98,500	142,428

Taiwan — 11.0%
Acer, Inc.(a)	765,000	538,301
Asia Cement Corp.	517,000	548,162
Chailease Holding Co., Ltd.	179,400	514,548
China Development Financial Holding Corp.	1,678,000	540,280
China Life Insurance Co. Ltd.	136,740	129,965
CTBC Financial Holding Co. Ltd.	813,000	544,410
Far Eastern New Century Corp.	70,000	70,407
Formosa Chemicals & Fibre Corp.	60,000	217,743
Fubon Financial Holding Co. Ltd.	1,088,000	1,706,968
Hua Nan Financial Holdings Co. Ltd.	108,110	61,065
Largan Precision Co., Ltd.	5,000	546,317
MediaTek, Inc.	86,000	635,251
Novatek Microelectronics Corp.	252,000	1,114,828
PharmaEngine, Inc.	31,000	104,952
Qisda Corp.	91,000	51,754
Quanta Computer, Inc.	225,000	355,882

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	749,000	$5,623,029
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	12,691	483,527
Tatung Co., Ltd.(a)	21,000	24,548
TCI Co. Ltd.	18,000	252,159
Tripod Technology Corp.	34,000	82,156
Uni-President Enterprises Corp.	774,000	1,876,062
WPG Holdings Ltd.	353,280	420,751

		16,443,065
Thailand — 1.5%
Bangkok Chain Hospital PCL - NVDR	788,100	464,375
Bangkok Dusit Medical Services PCL - NVDR	752,600	558,159
Gulf Energy Development PCL	18,600	43,835
Home Product Center PCL - NVDR	432,700	194,861
Intouch Holdings PCL - NVDR	28,000	44,819
Muangthai Leasing PCL	18,800	29,681
PTT Global Chemical PCL - NVDR	230,100	537,546
Thai Oil PCL - NVDR	41,100	105,113
Thanachart Capital PCL	9,200	14,660
Total Access Communication PCL	153,800	221,171

		2,214,220
Turkey — 1.3%
Akbank TAS	119,007	140,736
Ford Otomotiv Sanayi	33,737	362,300
KOC Holding AS	24,554	68,592
Tekfen Holding	39,062	148,713
Turkcell Iletisim Hizmetleri AS	35,870	72,993
Turkiye Garanti Bankasi AS	389,887	490,446
Turkiye Is Bankasi, Class C	904,348	647,241

		1,931,021
United Arab Emirates — 0.1%
Aldar Properties PJSC	221,657	104,397
Dubai Islamic Bank PJSC	8,609	12,328
Emaar Properties PJSC	47,249	65,558

		182,283
United Kingdom — 1.5%
Anglo American PLC	105,858	2,261,603

Total Common Stocks — 88.6% (Cost — $146,604,513)		132,242,387

Security	Shares	Value

Preferred Stock
Banks — 0.1%
Itausa — Investimentos Itau SA, Preference Shares, 0.00%	31,500	$95,139

Total Preferred Stocks — 0.1% (Cost — $92,170)		95,139

Total Long-Term Investments — 88.7% (Cost — $146,696,683)		132,337,526

Short-Term Securities — 10.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(c),(e)	16,033,463	16,033,463

SL Liquidity Series, LLC, Money Market Series, 2.41%(c),(d),(e)	209,470	209,470

Total Short-Term Securities — 10.8% (Cost — $16,242,943)		16,242,933

Total Investments — 99.5% (Cost — $162,939,626)		148,580,459
Other Assets Less Liabilities — 0.5%		777,223

Net Assets — 100.0%		$149,357,682

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund

(e)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	17,633,480	—		(1,600,017	)(b)	$16,033,463	$16,033,463	$67,360		$—	$—
iShares MSCI India ETF	237,467	—		(237,467)		—	—	—		729,745	(737,406)
SL Liquidity Series, LLC, Money Market Series	182,881	26,589	(c)	—		209,470	209,470	2,018	(d)	89	(28)

							$16,242,933	$69,378		$729,834	$(737,434)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Represents net shares/investment value purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipts

BHD — Bahraini Dinar

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

MTN — Medium-Term Note

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	237	12/21/18	$11,337	$(100,139)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs & Co.	12/13/18 — 06/17/19	$779,146	$(147,833	)(b)	$721,850	0.6%
	Morgan Stanley & Co., Inc.	02/24/23 — 02/27/23	2,068,841	(124,473	)(c)	1,775,249	1.4
	UBS AG	06/12/23 — 06/14/23	2,450,777	(432,137	)(d)	1,992,077	1.6

			$5,298,764	$(704,443)		$4,489,176

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-850 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

TMA HKD Overnight Index Average (HONIA)

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $(90,537) of net dividends and financing fees.
(c)	Amount includes $169,119 of net dividends and financing fees.
(d)	Amount includes $26,563 of net dividends and financing fees.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of October 31, 2018 expiration dates 02/24/23 — 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

China
China Petroleum & Chemical Corp., Class H	650,000	$529,474	29.8%
KWG Property Holding Ltd.	123,000	94,393	5.3
Sinopec Shanghai Petrochemical Co. Ltd., Class H	52,000	22,851	1.3
Weichai Power Co. Ltd., Class H	36,000	35,590	2.0%

		682,308
Greece
Hellenic Telecommunications Organization SA	5,107	56,915	3.2

Hong Kong
Haier Electronics Group Co. Ltd.	47,000	98,699	5.6

Mexico
Kimberly-Clark de Mexico SAB de CV, Class A	3	5	0.0

South Korea
Samsung Electronics Co. Ltd.	21,800	816,100	46.0

United Arab Emirates
Aldar Properties PJSC	257,380	121,222	6.8

Total Reference Entity — Long		1,775,249

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$1,775,249

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2018 expiration dates 06/12/23 — 06/14/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

China
China Communications Services Corp. Ltd., Class H	2,000	$1,621	0.1%
China Petroleum & Chemical Corp., Class H	40,000	32,583	1.6

		34,204
Hong Kong
Shimao Property Holdings Ltd.	40,500	79,803	4.0

South Africa
Gold Fields Ltd.	9,298	24,581	1.2
Standard Bank Group Ltd.	29,498	326,815	16.4

		351,396
South Korea
Posco ICT Co. Ltd.	1	5	0.0
Samsung Electronics Co. Ltd.	32,544	1,218,310	61.2

		1,218,315
Taiwan
Yuanta Financial Holding Co. Ltd.	166	81	0.0

United Arab Emirates
Aldar Properties PJSC	273,141	128,646	6.5
Dubai Islamic Bank PJSC	30,118	43,129	2.2
Emaar Properties PJSC	98,381	136,503	6.8

		308,278

Total Reference Entity — Long		1,992,077

Net Value of Reference Entity — UBS AG		$1,992,077

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$10,009,952	$—	$—	$10,009,952
Chile	113,577	—	—	113,577
China	9,682,687	27,162,739	—	36,845,426
Czech Republic	—	764,892	—	764,892
Greece	—	48,378	—	48,378
Hong Kong	1,039,648	4,060,100	—	5,099,748
Hungary	—	2,371,331	—	2,371,331
India	801,251	13,283,773	—	14,085,024
Indonesia	—	993,999	—	993,999
Malaysia	—	1,144,446	—	1,144,446
Mexico	5,364,218	—	—	5,364,218
Netherlands	879,736	—	—	879,736
Peru	—	344,684	—	344,684
Philippines	—	1,254,283	—	1,254,283
Poland	—	4,256,493	—	4,256,493
Russia	116,834	5,971,591	—	6,088,425
South Africa	890,539	5,288,484	—	6,179,023
South Korea	354,020	12,870,112	—	13,224,132
Switzerland	—	142,428	—	142,428

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Advantage Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Taiwan	483,527	15,959,538	—	16,443,065
Thailand	—	2,214,220	—	2,214,220
Turkey	—	1,931,021	—	1,931,021
United Arab Emirates	116,725	65,558	—	182,283
United Kingdom	—	2,261,603	—	2,261,603
Preferred Stock	95,139	—	—	95,139
Short-Term Securities	16,033,463	—	—	16,033,463

	$45,981,316	$102,389,673	$—	$148,370,989

Investments Valued at Net Asset Value (“NAV”)(a)				209,470

				$148,580,459

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	—	(704,443)	—	(704,443)
Interest rate contracts	(100,139)	—	—	(100,139)

	$(100,139)	$(704,443)	$—	$(804,582)

(a)	As of October 31, 2018, certain investments of the Fund were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) October 31, 2018	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Securities — 0.6%
Preferred Stocks — 0.6%

United States — 0.6%
AliphCom, Series 6, (Acquired 12/15/15, cost $-), 0.00%(a)(b)	8,264	$—
AliphCom, Series 8, (Acquired 03/10/15, cost $1,750,010), 0.00%(a)(b)	823,530	8
Illumio Inc., (Acquired 3/10/15, cost $1,500,001), 0.00%(a)(b)	466,730	1,306,844
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $1,999,998) 0.00%(a)(b)	326,264	1,738,987
Uber Technologies, Inc., Series E, (Acquired 12/04/14, cost $415,813), 0.00%(a)(b)	12,480	608,650

Total Preferred Stocks — 0.6% (Cost — $5,665,812)		3,654,489

Total Preferred Securities—0.6% (Cost — $5,665,812)		3,654,489

	Par (000)
U.S. Treasury Obligations — 12.5%
U.S. Treasury Notes(c):
(3 mo.Treasury money market yield + 0.06%), 1.98%, 07/31/19	$6,135	6,139,466
2.07%, 10/31/19	12,000	12,009,325
2.11%, 01/31/20	60,000	60,007,453

Total U.S. Treasury Obligations — 12.5% (Cost — $78,151,205)		78,156,244

Total Long-Term Investments — 13.1% (Cost — $83,817,017)		81,810,733

Security	Par (000)	Value
Short-Term Securities — 76.2%
U.S. Treasury Obligations — 73.0%
U.S. Treasury Bills(d):
2.05% - 2.17%, 11/08/18	$207,000	$206,915,423
2.19%, 11/15/18	45,000	44,962,988
2.07%, 11/23/18	15,000	14,980,257
2.22%, 12/27/18	30,000	29,896,983
2.22%, 01/03/19	80,000	79,689,200
2.26%, 01/10/19	30,000	29,870,063
2.21%, 01/31/19	10,000	9,942,114
2.23%, 02/07/19	9,270	9,212,023
2.17%, 12/20/18	3,400	3,389,981
2.17%, 12/20/18	6,800	6,779,962
2.31%, 01/17/19	1,450	1,443,041
2.32%, 01/17/19	725	721,520
2.35%, 03/21/19	20,000	19,818,389

Total U.S. Treasury Obligations — 73.0% (Cost — $457,640,956)		457,621,944

	Shares
Money Market Funds — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%(e)(f)	20,111,538	$20,111,538

Total Money Market Funds — 3.2% (Cost — $20,111,538)		20,111,538

Total Short-Term Securities — 76.2% (Cost — $477,752,494)		477,733,482

Total Investments — 89.3% (Cost — $561,569,511)		559,544,215
Other Assets Less Liabilities — 10.7%		67,244,107

Net Assets — 100.0%		$626,788,322

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,654,489 and an original cost of $5,665,812, which was 0.6% of its net assets.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(e)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

(f)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	21,000,203	(888,666)	20,111,537	$20,111,537	$80,666	$2,865	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
AMSTERDAM Index	297	11/16/18	$34,770	$151,967
OMX Stockholm 30 Index	1,448	11/16/18	24,241	(51,266)
TOPIX Index	90	12/13/18	13,089	186,480
SPI 200 Index	52	12/20/18	5,338	104,273
FTSE/MIB Index	116	12/21/18	12,472	(300,805)
DAX Index	30	12/21/18	9,733	96,964

				187,613

Short Contracts
IBEX 35 Index	135	11/16/18	13,588	(22,565)
CAC 40 Index	287	11/16/18	16,546	(41,091)
Hang Seng Index	35	11/29/18	5,559	(58,038)
MSCI Singapore Index	730	11/29/18	18,077	(289,721)
S&P/TSX 60 Index	51	12/20/18	6,928	(51,290)
FTSE 100 Index	200	12/21/18	18,179	(371,592)
S&P 500 E-Mini Index	159	12/21/18	21,553	439,555

				(394,742)

				$(207,129)

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/(Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future December 2018	CHF	5,420,623	Morgan Stanley & Co. International	12/21/18	CHF	5,421	$6,063	$—	$6,063
Swiss Market IX Future December 2018	CHF	3,540,614	Morgan Stanley & Co. International	12/21/18	CHF	3,541	(55,787)	—	(55,787)
Swiss Market IX Future December 2018	CHF	4,422,753	Morgan Stanley & Co. International	12/21/18	CHF	4,423	(72,727)	—	(72,727)
Swiss Market IX Future December 2018	CHF	5,311,386	Morgan Stanley & Co. International	12/21/18	CHF	5,311	(153,320)	—	(153,320)
Swiss Market IX Future December 2018	CHF	3,624,342	Morgan Stanley & Co. International	12/21/18	CHF	3,624	(61,935)	—	(61,935)

							$(337,706)	$—	$(337,706)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America, N.A.	12/19/18 — 02/17/23	$(3,676,732)	$1,977,032	(b)	$(2,313,692)	57.4%
	Deutsche Bank A.G.	01/30/23 — 02/17/23	2,952,234	(2,790,229	)(c)	407,841	12.3
	UBS AG	05/23/19	603,932	(480,001	)(d)	(646,457)	31.3
	Goldman Sachs & Co.	12/04/18 — 03/17/23	(11,099,279)	6,288,028	(e)	(1,826,988)	118.4
	Bank of America, N.A.	02/17/23	(105,197)	(42,953	)(f)	(63,390)	1.1
	Goldman Sachs & Co.	12/10/18 — 02/27/23	(1,859,138)	1,140,764	(g)	(249,678)	56.3

			$(13,184,180)	$6,092,641		$(4,692,364)

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offer Rate Fixing 1 Day

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

ASX Australian Bank Bill Short Term Rates 1 Month Mid

Bank of Japan Estimate Unsecured Overnight Call Rate

Canada Bankers Acceptances 1 Month

Canadian Overnight Repo Rate Average CORRA

Copenhagen Interbank Offered Rates 1 Week

Denmark Tomorrow/Next

EMMI EURO Overnight Index Average

Euribor 1 Week ACT/360

HK Association of Banks HKD HIBOR Fixings 2 Week at 11:00am

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

ICE LIBOR CHF 1 Week

ICE LIBOR CHF Spot Next

ICE LIBOR EUR 1W

ICE LIBOR GBP 1 Week

ICE LIBOR GBP Overnight

ICE LIBOR JPY 1 Month

ICE LIBOR JPY 1 Week

ICE LIBOR JPY Spot Next

ICE LIBOR USD 1 Week

NOK Overnight Deposit

Norwegian Overnight Weighted Average

Oslo Bors Norway Interbank Offered Rate Fixing 1 Week

RBA Interbank Overnight Cash Rate

SGD 1 Month Deposit

SGD Overnight Deposit

SONIA O/N Deposit Rates Swap

STIBOR Interbank Offered Rate T/N

Stockholm Interbank Offered Rate 1 Week

Stockholm Interbank Offered Rate T/N

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $613,992 of net dividends and financing fees.
(c)	Amount includes $(245,836) of net dividends and financing fees.
(d)	Amount includes $770,388 of net dividends and financing fees.
(e)	Amount includes $(2,984,263) of net dividends and financing fees.
(f)	Amount includes $(84,761) of net dividends and financing fees.
(g)	Amount includes $(468,695) of net dividends and financing fees.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of October 31, 2018 expiration dates 12/19/18 — 02/17/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long
Australia
CSR Ltd.	572,312	$1,435,660	(62.1)%
Flight Centre Travel Group Ltd.	5,544	182,880	(7.9)
Iluka Resources Ltd.	42,991	246,906	(10.7)
Perpetual Ltd.	1,833	45,085	(1.9)
Qantas Airways Ltd.	571,294	2,217,623	(95.8)

		4,128,154

Austria
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,129	401,774	(17.4)
Wienerberger AG	53,705	1,235,269	(53.4)

		1,637,043

Belgium
UCB SA	11,015	925,040	(40.0)

Canada
BRP, Inc.	9,981	401,530	(17.3)
Great-West Lifeco, Inc.	25,190	578,062	(25.0)
Quebecor, Inc., Class B	93,089	1,825,787	(78.9)
TELUS Corp.	10,113	346,306	(15.0)
TFI International, Inc.	32,117	1,068,818	(46.2)

		4,220,503

China
Yangzijiang Shipbuilding Holdings Ltd.	415,700	372,748	(16.1)

Denmark
Carlsberg A/S, Class B	12,450	1,373,442	(59.4)
GN Store Nord A/S	37,544	1,592,566	(68.8)
Royal Unibrew A/S	709	50,312	(2.2)
William Demant Holding A/S	3,303	108,575	(4.7)

		3,124,895

Finland
Kesko OYJ, Class B	54,407	3,177,509	(137.3)
Outokumpu OYJ	9,422	39,494	(1.7)

		3,217,003

France
Christian Dior SE	932	360,561	(15.6)
Cie de Saint-Gobain	14,660	552,263	(23.9)
Faurecia SA	64,141	3,109,449	(134.4)
L’Oreal SA	283	63,755	(2.7)

Security	Shares	Value	% of Basket Value

France (continued)
Sartorius Stedim Biotech	188	$23,295	(1.0)%

		4,109,323

Germany
Continental AG	10,528	1,734,866	(75.0)
Evonik Industries AG	77,016	2,382,550	(103.0)
Hochtief AG	1,275	188,940	(8.2)
Jenoptik AG	3,197	96,770	(4.2)
Linde AG	174	37,603	(1.6)
MTU Aero Engines AG	15,375	3,264,605	(141.1)
Nemetschek SE	911	119,758	(5.2)
Siltronic AG	4,448	407,369	(17.6)
Software AG	53,393	2,390,386	(103.3)
Sartorius AG, Preference Shares	5,098	737,391	(31.9)
Wirecard AG	7,994	1,495,333	(64.6)

		12,855,571

Israel
Wix.com Ltd.	76	7,399	(0.3)

Italy
Amplifon SpA	1,354	23,985	(1.0)
Ferrari NV	2,932	343,342	(14.9)
Hera SpA	29,356	81,019	(3.5)
Moncler SpA	25,197	875,036	(37.8)

		1,323,382

Japan
Advantest Corp.	2,900	53,484	(2.3)
Capcom Co. Ltd.	1,700	35,436	(1.5)
CyberAgent, Inc.	1,500	63,677	(2.8)
Dentsu, Inc.	2,200	102,036	(4.4)
DMG Mori Seiki Co. Ltd.	39,500	569,913	(24.6)
East Japan Railway Co.	15,600	1,362,468	(58.9)
Gree, Inc.	4,100	17,158	(0.7)
Iyo Bank Ltd.	3,400	20,166	(0.9)
Japan Tobacco, Inc.	50,000	1,284,765	(55.5)
Kakaku.com, Inc.	3,000	54,336	(2.4)
Kikkoman Corp.	9,400	515,001	(22.3)
Kirin Holdings Co. Ltd.	9,300	221,922	(9.6)
Kokuyo Co. Ltd.	2,200	34,731	(1.5)
Konami Holdings Corp.	25,000	953,755	(41.2)
Kyushu Financial Group, Inc.	15,700	69,284	(3.0)
Leopalace21 Corp.	18,100	75,395	(3.3)
Megmilk Snow Brand Co., Ltd.	900	21,073	(0.9)
Miraca Holdings, Inc.	10,600	258,047	(11.2)
Mitsubishi Gas Chemical Co., Inc.	33,300	558,980	(24.2)
Mixi, Inc.	14,900	325,564	(14.1)
NTN Corp.	32,300	118,142	(5.1)
OKUMA Corp.	1,200	59,917	(2.6)
Otsuka Corp.	9,700	321,738	(13.9)
Pola Orbis Holdings, Inc.	2,000	53,428	(2.3)
Rohm Co. Ltd.	1,700	119,517	(5.2)

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
SCSK Corp.	800	$33,900	(1.5)%
Shin-Etsu Chemical Co. Ltd.	27,700	2,314,626	(100.0)
Sumitomo Chemical Co. Ltd.	97,000	485,911	(21.0)
Sumitomo Heavy Industries Ltd.	2,100	66,047	(2.9)
Suruga Bank Ltd.	955,600	4,505,384	(194.7)
Takashimaya Co. Ltd.	8,000	125,901	(5.4)
Takeda Pharmaceutical Co. Ltd.	181,300	7,516,611	(324.9)
Teijin Ltd.	9,000	156,030	(6.7)
Tokai Carbon Co. Ltd.	34,000	532,333	(23.0)
Tokio Marine Holdings, Inc.	6,600	310,940	(13.4)
Toppan Printing Co. Ltd.	5,500	77,756	(3.4)
Ulvac, Inc.	5,500	179,120	(7.7)
Yahoo! Japan Corp.	170,800	532,861	(23.0)
Zeon Corp.	49,600	479,029	(20.7)

		24,586,382

Luxembourg
RTL Group SA	1,060	68,075	(2.9)

Malta
Kindred Group PLC	67,119	715,569	(30.9)

Netherlands
Adyen NV	895	578,937	(25.0)
Koninklijke DSM NV	8,354	729,378	(31.5)
Koninklijke KPN NV	229,440	605,383	(26.2)
Wereldhave NV	6,788	232,897	(10.1)
Wolters Kluwer NV	58,541	3,321,297	(143.5)

		5,467,892

Norway
TGS Nopec Geophysical Co. ASA	47,038	1,571,289	(67.9)

Singapore
Genting Singapore Ltd.	9,800	6,236	(0.3)
Suntec Real Estate Investment Trust	82,000	104,943	(4.5)

		111,179

Spain
Almirall SA	1,207	21,868	(0.9)
Mediaset Espana Comunicacion SA	68,212	463,830	(20.1)
Melia Hotels International SA	44,093	453,110	(19.6)

		938,808

Sweden
Loomis AB, Class B	4,356	134,686	(5.8)

Security	Shares	Value	% of Basket Value
Sweden (contined)
Svenska Cellulosa AB SCA, B Shares	6,816	$64,435	(2.8)%

		199,121

Switzerland
OC Oerlikon Corp. AG, Registered Shares	20,559	244,677	(10.6)

United Kingdom
Ashmore Group PLC	52,049	233,921	(10.1)
Ashtead Group PLC	60,499	1,493,529	(64.6)
Atlassian Corp. PLC, Class A	9,925	753,407	(32.6)
Auto Trader Group PLC	173,719	907,744	(39.2)
Barratt Developments PLC	63,351	415,517	(18.0)
British Land Co. PLC	184,572	1,393,948	(60.2)
Burberry Group PLC	2,394	55,417	(2.4)
Compass Group PLC	17,086	336,061	(14.5)
Great Portland Estates PLC	167,427	1,489,704	(64.4)
IG Group Holdings PLC	198,834	1,536,335	(66.4)
International Game Technology PLC	50,300	933,065	(40.3)
Michael Page International PLC	15,019	96,271	(4.2)
Moneysupermarket.com Group PLC	267,802	1,003,979	(43.4)
Pearson PLC	32,559	374,036	(16.2)
Quilter PLC	59,502	88,038	(3.8)
SSP Group PLC	36,195	308,593	(13.3)
Tate & Lyle PLC	167,392	1,439,250	(62.2)
TechnipFMC PLC	16,665	438,290	(18.9)
William Hill PLC	247,492	665,305	(28.8)
WM Morrison Supermarkets PLC	435,448	1,379,582	(59.6)

		15,341,992

United States
Affiliated Managers Group, Inc.	9,239	1,050,105	(45.4)
Agilent Technologies, Inc.	19,549	1,266,580	(54.7)
Alliance Data Systems Corp.	12,623	2,602,610	(112.5)
Altice USA, Inc., Class A	37,374	609,570	(26.3)
American Eagle Outfitters, Inc.	14,289	329,504	(14.2)
American Financial Group, Inc.	14,388	1,439,232	(62.2)
AmerisourceBergen Corp.	13,525	1,190,200	(51.4)
Antero Resources Corp.	15,657	248,790	(10.8)
Apache Corp.	1,405	53,151	(2.3)
BancorpSouth Bank	2,029	58,232	(2.5)
Bank OZK	532	14,556	(0.6)
Box, Inc., Class A	24,999	449,982	(19.5)
Boyd Gaming Corp.	21,767	578,132	(25.0)
Brandywine Realty Trust	60,915	856,465	(37.0)
Cabot Corp.	2,597	126,422	(5.5)
Cantel Medical Corp.	3,720	294,438	(12.7)
Charles Schwab Corp.	3,393	156,892	(6.8)
Ciena Corp.	734	22,945	(1.0)

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Cinemark Holdings, Inc.	7,586	$315,350	(13.6)%
Citizens Financial Group, Inc.	54,850	2,048,648	(88.5)
Clean Harbors, Inc.	13,419	913,029	(39.5)
Columbia Sportswear Co.	4,795	432,893	(18.7)
Cornerstone OnDemand, Inc.	4,749	233,888	(10.1)
Crane Co.	45,817	3,987,912	(172.4)
Cullen/Frost Bankers, Inc.	2,822	276,330	(11.9)
Curtiss-Wright Corp.	3,317	363,079	(15.7)
Darden Restaurants, Inc.	7,808	831,942	(36.0)
Domino’s Pizza, Inc.	10,587	2,845,680	(123.0)
Duke Realty Corp.	3,882	107,027	(4.6)
Eagle Materials, Inc.	6,597	487,122	(21.1)
Evercore, Inc., Class A	4,367	356,740	(15.4)
Extended Stay America, Inc.	22,605	368,009	(15.9)
First American Financial Corp.	46,953	2,081,427	(90.0)
Fortune Brands Home & Security, Inc.	45,284	2,030,082	(87.7)
Garmin Ltd.	712	47,106	(2.0)
GreenSky, Inc., Class A	4,299	56,661	(2.5)
Hartford Financial Services Group, Inc.	29,714	1,349,610	(58.3)
HEICO Corp.	1,340	112,332	(4.9)
Hormel Foods Corp.	13,323	581,416	(25.1)
Hubbell, Inc.	424	43,121	(1.9)
Ingersoll-Rand PLC	24,662	2,366,072	(102.3)
Insperity, Inc.	1,174	128,964	(5.6)
Invesco Ltd.	31,175	676,809	(29.3)
Investors Bancorp, Inc.	1,521	17,005	(0.7)
Kohl’s Corp.	18,433	1,395,931	(60.3)
Landstar System, Inc.	2,238	224,001	(9.7)
Legg Mason, Inc.	2,000	56,440	(2.4)
Liberty Media Corp. - Liberty SiriusXM, Class A	11,140	459,414	(19.9)
Liberty Media Corp. - Liberty SiriusXM, Class C	12,666	522,726	(22.6)
Macquarie Infrastructure Corp.	490	18,106	(0.8)
Manhattan Associates, Inc.	1,402	66,931	(2.9)
Masimo Corp.	29,562	3,417,367	(147.7)
Michael Kors Holdings Ltd.	14,253	789,759	(34.1)
Morgan Stanley	25,748	1,175,654	(50.8)
National Instruments Corp.	7,455	365,071	(15.8)
New Relic, Inc.	22,896	2,043,468	(88.3)
Nordstrom, Inc.	28,911	1,901,476	(82.2)
Norwegian Cruise Line Holdings Ltd.	2,663	117,358	(5.1)
Oshkosh Corp.	22,933	1,287,459	(55.6)
Packaging Corp. of America	419	38,468	(1.7)
PacWest Bancorp	20,564	835,310	(36.1)
Palo Alto Networks, Inc.	3,406	623,434	(26.9)
Park Hotels & Resorts, Inc.	31,311	910,211	(39.3)

Security	Shares	Value	% of Basket Value
United States (continued)
Patterson Cos., Inc.	9,657	$218,055	(9.4)%
Penske Automotive Group, Inc.	7,288	323,441	(14.0)
Pinnacle Financial Partners, Inc.	1,302	68,095	(2.9)
Pivotal Software, Inc., Class A	4,507	91,943	(4.0)
PotlatchDeltic Corp.	11,346	411,293	(17.8)
Prologis, Inc.	20,483	1,320,539	(57.1)
Prosperity Bancshares, Inc.	39,826	2,589,885	(111.9)
Pure Storage, Inc., Class A	3,845	77,592	(3.4)
Raytheon Co.	2,627	459,830	(19.9)
Realogy Holdings Corp.	51,014	972,837	(42.1)
Realty Income Corp.	15,124	911,523	(39.4)
RingCentral, Inc., Class A	6,863	533,461	(23.1)
Robert Half International, Inc.	20,763	1,256,784	(54.3)
Rockwell Automation, Inc.	13,897	2,289,253	(98.9)
Ryder System, Inc.	9,514	526,219	(22.7)
Sealed Air Corp.	3,675	118,923	(5.1)
Service Corp. International	3,673	152,319	(6.6)
Sirius XM Holdings, Inc.	149,845	902,067	(39.0)
Snap-on, Inc.	2,640	406,402	(17.6)
Sotheby’s	349	14,658	(0.6)
Southwest Airlines Co.	26,901	1,320,839	(57.1)
Synchrony Financial	1,597	46,121	(2.0)
Synovus Financial Corp.	45,513	1,709,468	(73.9)
Target Corp.	17,067	1,427,313	(61.7)
TD Ameritrade Holding Corp.	1,343	69,460	(3.0)
Telephone & Data Systems, Inc.	20,791	640,987	(27.7)
Toll Brothers, Inc.	73,850	2,485,791	(107.4)
Unum Group	131,838	4,780,446	(206.6)
Vishay Intertechnology, Inc.	25,560	467,748	(20.2)
VMware, Inc., Class A	6,252	883,970	(38.2)
WellCare Health Plans, Inc.	3,194	881,512	(38.1)
Western Union Co.	41,384	746,567	(32.3)
WestRock Co.	12,996	558,438	(24.1)
Whirlpool Corp.	2,315	254,094	(11.0)
WR Grace & Co.	30,075	1,948,559	(84.2)

		82,521,076

Total Reference Entity—Long		167,687,121

Reference Entity—Short

Australia
Atlas Arteria, Ltd.	(535,545)	(2,594,272)	112.2

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Newcrest Mining, Ltd.	(1,927)	$(28,124)	1.2%
Nufarm Ltd.	(247,542)	(1,001,028)	43.3
Tabcorp Holdings, Ltd.	(368,181)	(1,208,255)	52.2
Woolworths, Ltd.	(15,161)	(306,000)	13.2

		(5,137,679)
Austria
ams AG	(4,944)	(192,605)	8.3

Belgium
Cofinimmo SA	(484)	(57,879)	2.5
Umicore SA	(343)	(16,146)	0.7

		(74,025)
Bermuda
Marvell Technology Group Ltd.	(131,874)	(2,164,052)	93.5

Canada
Cenovus Energy, Inc.	(9,004)	(76,193)	3.3
Fairfax Financial Holdings Ltd.	(1,373)	(667,179)	28.8
Franco-Nevada Corp.	(27,075)	(1,690,992)	73.1
Linamar Corp.	(1,626)	(67,328)	2.9
Metro, Inc.	(3,106)	(97,466)	4.2
SNC-Lavalin Group, Inc.	(6,390)	(228,136)	9.9
Waste Connections, Inc.	(42,365)	(3,238,381)	140.0

		(6,065,675)
Denmark
DONG Energy A/S	(7,835)	(496,823)	21.5
ISS A/S	(2,256)	(74,185)	3.2
Pandora A/S	(9,383)	(587,034)	25.4
Vestas Wind Systems A/S	(751)	(47,096)	2.0

		(1,205,138)
Finland
Fortum OYJ	(109,829)	(2,311,978)	99.9
Konecranes OYJ	(2,104)	(75,346)	3.3

		(2,387,324)
France
Alstom SA	(75,499)	(3,297,242)	142.5
Altran Technologies SA	(159,482)	(1,580,723)	68.3
Carrefour SA	(39,170)	(759,654)	32.8
Electricite de France SA	(29,505)	(488,840)	21.1
Elis SA	(23,888)	(481,682)	20.8
Gecina SA	(7,259)	(1,064,625)	46.0
Groupe Eurotunnel SE	(48,270)	(607,155)	26.3
Ingenico Group SA	(2,492)	(176,371)	7.6
SEB SA	(2,040)	(292,508)	12.7
SOITEC	(915)	(65,198)	2.8
SPIE SA	(4,994)	(78,189)	3.4

Security	Shares	Value	% of Basket Value
France (continued)
Suez	(140,448)	$(2,025,864)	87.6%

		(10,918,051)
Germany
Bayer AG	(1,164)	(89,223)	3.8
Commerzbank AG	(5,419)	(51,025)	2.2
Delivery Hero AG	(9,498)	(382,438)	16.5
Deutsche Bank AG	(19,562)	(191,679)	8.3
Drillisch AG	(25,931)	(1,156,687)	50.0
Jungheinrich AG	(10,381)	(343,942)	14.9
ThyssenKrupp AG	(34,086)	(714,482)	30.9

		(2,929,476)
Isle of Man
GVC Holdings PLC	(220,881)	(2,645,793)	114.3

Japan
Ain Holdings, Inc.	(1,700)	(133,327)	5.8
Ariake Japan Co., Ltd.	(1,200)	(106,344)	4.6
Daiichi Sankyo Co., Ltd.	(3,900)	(149,070)	6.4
Daiwa House REIT Investment Corp.	(27)	(59,168)	2.6
Dowa Holdings Co., Ltd.	(3,600)	(104,772)	4.5
Hikari Tsushin, Inc.	(3,100)	(541,428)	23.4
Japan Airport Terminal Co., Ltd.	(2,900)	(111,702)	4.8
Japan Lifeline Co., Ltd.	(43,700)	(637,104)	27.5
Koito Manufacturing Co. Ltd.	(6,700)	(318,961)	13.8
Kusuri no Aoki Holdings Co., Ltd.	(4,800)	(344,991)	14.9
Makita Corp.	(3,800)	(131,375)	5.7
Minebea Co., Ltd.	(122,600)	(1,875,537)	81.1
Mitsui Fudosan Co., Ltd.	(2,700)	(60,810)	2.6
Nintendo Co. Ltd.	(1,000)	(312,203)	13.5
Nippon Electric Glass Co. Ltd.	(600)	(15,117)	0.6
Nippon Suisan Kaisha, Ltd.	(14,000)	(89,427)	3.9
Nissan Motor Co., Ltd.	(318,600)	(2,898,546)	125.3
Outsourcing, Inc.	(28,600)	(362,497)	15.7
Rakuten, Inc.	(15,100)	(102,136)	4.4
Relo Group, Inc.	(4,000)	(94,266)	4.1
SBI Holdings, Inc.	(34,300)	(895,676)	38.7
SoftBank Group Corp.	(16,100)	(1,274,134)	55.1
Sumitomo Metal Mining Co. Ltd.	(9,300)	(292,820)	12.6
Taisho Pharmaceutical Holdings Co. Ltd.	(500)	(53,313)	2.3
Taiyo Nippon Sanso Corp.	(7,900)	(126,971)	5.5
TechnoPro Holdings, Inc.	(2,100)	(109,403)	4.7
Toshiba Corp.	(13,600)	(407,627)	17.6
Welcia Holdings Co., Ltd.	(3,300)	(168,355)	7.3

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yaoko Co., Ltd.	(300)	$(16,378)	0.7%

		(11,793,458)
Luxembourg
Aroundtown SA	(48,493)	(401,843)	17.4

Netherlands
AMG Advanced Metallurgical Group NV	(504)	(24,136)	1.0
GrandVision NV	(2,732)	(68,894)	3.0
ING Groep NV	(6,902)	(81,658)	3.5

		(174,688)
Norway
Norwegian Air Shuttle ASA	(5,593)	(142,504)	6.2
Orkla ASA	(64,105)	(553,182)	23.9

		(695,686)
Singapore
City Developments, Ltd.	(7,200)	(41,147)	1.8
Singapore Telecommunications Ltd.	(1,268,600)	(2,897,736)	125.2

		(2,938,883)
Spain
Banco Santander SA	(188,314)	(7,316)	0.3
Banco Santander SA	(188,314)	(895,989)	38.7
Bankia SA	(512,228)	(1,608,937)	69.6

		(2,512,242)
Sweden
Hennes & Mauritz AB, — B Shares	(81,020)	(1,431,037)	61.9
Investment AB Latour, -B Shares	(22,400)	(271,011)	11.7
Nibe Industrier AB, -B Shares	(41,341)	(431,475)	18.6

		(2,133,523)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(5)	(34,471)	1.5
Credit Suisse Group AG	(138,068)	(1,805,054)	78.0
Glencore PLC	(158,839)	(646,421)	27.9
Lonza Group AG	(3,756)	(1,181,034)	51.1
Vifor Pharma AG	(3,239)	(468,129)	20.2

		(4,135,109)
United Kingdom
Aggreko PLC	(56,110)	(614,937)	26.6
Antofagasta PLC	(33,513)	(335,466)	14.5
BT Group PLC	(1,009,386)	(3,090,745)	133.6
DS Smith PLC	(127,036)	(637,415)	27.6
John Wood Group PLC	(38,144)	(347,654)	15.0
Kazakhmys PLC	(3,416)	(22,555)	1.0
Kingfisher PLC	(303,344)	(985,007)	42.6
Melrose Industries PLC	(132,356)	(284,909)	12.3
Micro Focus International PLC	(73,831)	(1,144,544)	49.5

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Provident Financial PLC	(6,548)	$(42,719)	1.8%
Prudential PLC	(16,460)	(329,589)	14.2
Rio Tinto PLC	(30,293)	(1,470,748)	63.6
Royal Bank of Scotland Group PLC	(140,482)	(422,920)	18.3
Tesco PLC	(825,843)	(2,249,120)	97.2
TP ICAP PLC	(316,137)	(1,171,205)	50.6
The Weir Group PLC	(3,700)	(74,875)	3.2

		(13,224,408)
United States
Adtalem Global Education, Inc.	(14,552)	(736,768)	31.8
AGNC Investment Corp.	(13,623)	(243,034)	10.5
Alcoa Corp.	(10,974)	(383,980)	16.6
Allegheny Technologies, Inc.	(9,139)	(236,609)	10.2
Amazon.com, Inc.	(12)	(19,176)	0.8
Annaly Capital Management, Inc.	(158,668)	(1,566,053)	67.7
Arconic, Inc.	(695)	(14,129)	0.6
Autodesk, Inc.	(23,116)	(2,987,743)	129.1
Becton Dickinson & Co.	(117)	(26,968)	1.2
Bio-Techne Corp.	(3,631)	(608,991)	26.3
Blackbaud, Inc.	(296)	(21,229)	0.9
Booking Holdings, Inc.	(870)	(1,630,885)	70.5
BWX Technologies, Inc.	(12,543)	(733,264)	31.7
CBOE Holdings, Inc.	(2,376)	(268,132)	11.6
CF Industries Holdings, Inc.	(10,540)	(506,236)	21.9
Charter Communications, Inc.	(6,285)	(2,013,525)	87.0
Chegg, Inc.	(94,722)	(2,584,016)	111.7
Cleveland-Cliffs, Inc.	(6,878)	(74,007)	3.2
Coherent, Inc.	(5,790)	(712,981)	30.8
Cooper Cos., Inc.	(249)	(64,319)	2.8
CoreCivic, Inc.	(1,874)	(42,090)	1.8
Coty, Inc., Class A	(135,060)	(1,424,883)	61.6
Cree, Inc.	(26,046)	(1,011,106)	43.7
Crown Holdings, Inc.	(19,891)	(841,190)	36.4
Darling International, Inc.	(129,877)	(2,683,259)	116.0
DISH Network Corp.	(110,875)	(3,408,298)	147.3
Dollar Tree, Inc.	(25,705)	(2,166,931)	93.7
Dover Corp.	(6,441)	(533,572)	23.1
Dycom Industries, Inc.	(4,387)	(297,790)	12.9
Entegris, Inc.	(587)	(15,579)	0.7
EPR Properties	(62,768)	(4,314,672)	186.5
Equifax, Inc.	(1,496)	(151,754)	6.6
Fortive Corp.	(9,094)	(675,229)	29.2
General Motors Co.	(1,786)	(65,350)	2.8
Genesee & Wyoming, Inc., Class A	(3,069)	(243,157)	10.5
Global Payments, Inc.	(18,653)	(2,130,732)	92.1
Hasbro, Inc.	(14,749)	(1,352,631)	58.5
Healthcare Realty Trust, Inc.	(23,471)	(653,902)	28.3
Healthcare Trust of America, Inc., Class A Class A	(9,516)	(249,890)	10.8
HollyFrontier Corp.	(13,970)	(942,137)	40.7

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
The Howard Hughes Corp.	(18,930)	$(2,111,074)	91.2%
ICU Medical, Inc.	(248)	(63,173)	2.7
II-VI, Inc.	(58,821)	(2,189,906)	94.6
Ingevity Corp.	(26,180)	(2,384,474)	103.1
Invitation Homes, Inc.	(29,514)	(645,766)	27.9
IPG Photonics Corp.	(3,306)	(441,516)	19.1
Iqvia Holdings, Inc.	(189)	(23,234)	1.0
Kansas City Southern	(3,236)	(329,943)	14.3
KBR, Inc.	(28,759)	(568,853)	24.6
Kirby Corp.	(900)	(64,746)	2.8
Kraft Heinz Co.	(14,527)	(798,549)	34.5
Laboratory Corp. of America Holdings	(5,426)	(871,144)	37.7
Liberty Broadband Corp.	(1,263)	(104,741)	4.5
Littelfuse, Inc.	(6,961)	(1,261,055)	54.5
LKQ Corp.	(94,689)	(2,582,169)	111.6
Marsh & McLennan Cos., Inc.	(30,001)	(2,542,585)	109.9
MasTec, Inc.	(22,038)	(958,873)	41.4
McDermott International, Inc.	(24,304)	(187,870)	8.1
Middleby Corp.	(11,789)	(1,323,905)	57.2
Navistar International Corp.	(9,136)	(305,965)	13.2
Platform Specialty Products Corp.	(10,412)	(112,658)	4.9
Qurate Retail, Inc.	(100,377)	(2,202,271)	95.2
Reliance Worldwide Corp., Ltd.	(118,126)	(420,828)	18.2
Restoration Hardware	(2,035)	(235,470)	10.2
Sabra Health Care REIT, Inc.	(102,308)	(2,214,968)	95.7
SiteOne Landscape Supply, Inc.	(279)	(18,983)	0.8
Southern Co.	(27,171)	(1,223,510)	52.9
Stamps.com, Inc.	(2,824)	(570,928)	24.7
Starwood Property Trust, Inc.	(133,205)	(2,893,213)	125.0
Symantec Corp.	(122,432)	(2,222,141)	96.0
Teleflex, Inc.	(13,738)	(3,307,286)	142.9
Tempur Sealy International, Inc.	(1,484)	(68,576)	3.0
Trex Co., Inc.	(1,216)	(74,541)	3.2
Trimble Navigation, Ltd.	(90,352)	(3,377,358)	146.0
Trinity Industries, Inc.	(9,436)	(269,398)	11.6
Uniti Group, Inc.	(58,641)	(1,122,389)	48.5
US Foods Holding Corp.	(1,481)	(43,201)	1.9
Virtu Financial, Inc., Class A	(25,004)	(593,095)	25.6
WABCO Holdings, Inc.	(5,395)	(579,693)	25.1
Wabtec Corp.	(75,448)	(6,188,245)	267.5
Walt Disney Co.	(60,836)	(6,985,798)	301.9
Wayfair, Inc., Class A	(727)	(80,181)	3.5
West Pharmaceutical Services, Inc.	(2,411)	(255,373)	11.0
Worldpay, Inc., Class A	(2,607)	(239,427)	10.3
WP Carey, Inc.	(56,114)	(3,704,085)	160.1
Xerox Corp.	(31,281)	(871,801)	37.7

		(98,271,155)

Total Reference Entity — Short		(170,000,813)

Net Value of Reference Entity — Bank of America, N.A.		$(2,313,692)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of October 31, 2018 expiration dates 01/30/23 — 02/17/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
CSR Ltd.	403,670	$1,012,617	248.3%
Flight Centre Travel Group Ltd.	2,682	88,471	21.7
Qantas Airways Ltd.	253,038	982,231	240.8

		2,083,319
Austria
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,526	412,318	101.1
Wienerberger AG	54,625	1,256,429	308.1

		1,668,747
Belgium
UCB SA	5,571	467,853	114.7

Canada
BRP, Inc.	15,137	608,952	149.3
Canfor Corp.	9,453	135,787	33.3
Cineplex, Inc.	1,548	42,673	10.5
Quebecor, Inc., Class B	80,618	1,581,189	387.7
TELUS Corp.	1,378	47,188	11.6
TFI International, Inc.	16,306	542,646	133.0

		2,958,435
China
Yangzijiang Shipbuilding Holdings Ltd.	454,200	407,270	99.9

Denmark
Royal Unibrew A/S	41	2,909	0.7
William Demant Holding A/S	9,979	328,027	80.4

		330,936
Finland
Huhtamaki OYJ	3,497	98,047	24.0
Kesko OYJ, Class B	2,400	140,166	34.4
Outokumpu OYJ	70,352	294,894	72.3
Valmet OYJ	1,366	31,102	7.6

		564,209
France
Faurecia SA	12,248	593,763	145.6
Ipsen SA	653	90,541	22.2
Kering SA	1,079	479,603	117.6

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
France (continued)
Lagardere SCA	14,086	$385,037	94.4%
Publicis Groupe SA	1,959	113,400	27.8
Sartorius Stedim Biotech	893	110,652	27.1

		1,772,996
Germany
Bechtle AG	283	25,133	6.2
Continental AG	2,364	389,554	95.5
Evonik Industries AG	22,060	682,443	167.3
Infineon Technologies AG	1,080	21,640	5.3
Jenoptik AG	2,425	73,402	18.0
MTU Aero Engines AG	653	138,653	34.0
Nemetschek SE	1,595	209,675	51.4
Rheinmetall AG	1,442	124,796	30.6
Sartorius AG, Preference Shares	2,449	354,231	86.8
Siltronic AG	1,333	122,082	29.9
Software AG	21,022	941,148	230.8
Solarworld AG	10	1	0.0

		3,082,758
Ireland
Glanbia PLC	3,987	70,492	17.3

Italy
Amplifon SpA	25,938	459,474	112.6
Ferrari NV	1,197	140,171	34.4
Hera SpA	242,639	669,653	164.2
Recordati SpA	1,092	36,968	9.1
Saras SpA	21,131	41,238	10.1
Unipol Gruppo SpA	9,549	38,430	9.4
UnipolSai Assicurazioni SpA	52,822	115,324	28.3

		1,501,258
Japan
Amada Holdings Co. Ltd.	2,000	18,842	4.6
Brother Industries Ltd.	900	16,471	4.0
Casio Computer Co. Ltd.	1,600	24,149	5.9
Chubu Electric Power Co., Inc.	1,200	17,305	4.2
Credit Saison Co. Ltd.	2,500	39,700	9.7
CyberAgent, Inc.	7,800	331,915	81.4
Dentsu, Inc.	4,900	227,261	55.7
DIC Corp.	900	26,559	6.5
Digital Garage, Inc.	600	16,408	4.0
DMG Mori Seiki Co. Ltd.	52,100	751,708	184.3
East Japan Railway Co.	9,600	838,442	205.6
Gree, Inc.	26,900	112,575	27.6
Hachijuni Bank Ltd.	5,000	21,119	5.2
Hitachi High-Technologies Corp.	3,300	123,847	30.4
Horiba Ltd.	500	23,400	5.7
Itochu Techno-Solutions Corp.	6,800	128,956	31.6
Iyo Bank Ltd.	8,800	52,194	12.8
Kakaku.com, Inc.	2,100	38,035	9.3
Kenedix, Inc.	4,800	24,985	6.1
Kikkoman Corp.	100	5,479	1.3
Kirin Holdings Co. Ltd.	34,900	832,802	204.2

Security	Shares	Value	% of Basket Value
Japan (continued)
Kokuyo Co. Ltd.	2,100	$33,152	8.1%
Konami Holdings Corp.	15,100	576,068	141.3
Kyushu Financial Group, Inc.	33,300	146,954	36.0
Leopalace21 Corp.	13,100	54,568	13.4
Lintec Corp.	10,300	243,769	59.8
Megmilk Snow Brand Co., Ltd.	6,600	154,391	37.9
Miraca Holdings, Inc.	40,100	976,195	239.4
Mitsubishi Chemical Holdings Corp.	9,900	77,174	18.9
Mitsubishi Gas Chemical Co., Inc.	25,600	429,726	105.4
Mixi, Inc.	19,300	421,704	103.4
NTT DOCOMO, Inc.	5,200	128,954	31.6
Obic Co. Ltd.	2,600	236,704	58.0
Otsuka Corp.	3,700	122,725	30.1
Pola Orbis Holdings, Inc.	1,600	42,743	10.5
Rohm Co. Ltd.	1,900	133,578	32.8
SCSK Corp.	2,300	97,464	23.9
Shizuoka Bank Ltd.	6,600	57,744	14.2
Showa Shell Sekiyu KK	2,600	49,624	12.2
Sumitomo Chemical Co. Ltd.	44,000	220,413	54.0
Sumitomo Heavy Industries Ltd.	1,900	59,756	14.7
Suruga Bank Ltd.	28,000	132,012	32.4
Takashimaya Co. Ltd.	25,300	398,163	97.6
Takeda Pharmaceutical Co. Ltd.	5,400	223,881	54.9
Teijin Ltd.	17,800	308,593	75.7
Tokai Carbon Co. Ltd.	17,500	273,995	67.2
Tokio Marine Holdings, Inc.	4,600	216,716	53.1
Toppan Printing Co. Ltd.	17,700	250,232	61.4
TS Tech Co. Ltd.	3,100	89,218	21.9
Ulvac, Inc.	4,500	146,553	35.9
Unicharm Corp.	4,400	119,366	29.3
Yamada Denki Co. Ltd.	3,900	18,390	4.5
Zeon Corp.	116,900	1,129,001	276.8

		11,241,678
Malta
Kindred Group PLC	30,763	327,970	80.4

Netherlands
Adyen NV	35	22,640	5.6
Koninklijke Ahold Delhaize NV	20,912	478,686	117.4
Koninklijke DSM NV	3,983	347,751	85.3
Wereldhave NV	2,633	90,339	22.1
Wolters Kluwer NV	2,575	146,092	35.8

		1,085,508
Norway
Austevoll Seafood ASA	3,212	51,620	12.7
TGS Nopec Geophysical Co. ASA	20,083	670,866	164.5

		722,486

11

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Spain
Singapore
Suntec Real Estate Investment Trust	37,000	$47,352	11.6%

Spain
Acciona SA	211	17,798	4.4
Almirall SA	19,034	344,856	84.5
Mediaset Espana Comunicacion SA	456,108	3,101,460	760.5
Melia Hotels International SA	32,986	338,972	83.1

		3,803,086
Sweden
Getinge AB, Class B	10,885	106,775	26.2
Loomis AB, Class B	3,821	118,144	29.0
SSAB AB, A Shares	59,393	237,113	58.1

		462,032
Switzerland
Logitech International SA, Registered Shares	849	31,433	7.7
OC Oerlikon Corp. AG, Registered Shares	15,517	184,671	45.3

		216,104
United Kingdom
Ashmore Group PLC	4,680	21,033	5.2
Ashtead Group PLC	11,776	290,712	71.3
Auto Trader Group PLC	61,031	318,909	78.2
Barratt Developments PLC	23,755	155,809	38.2
boohoo.com PLC	16,997	46,013	11.3
Electrocomponents PLC	117,246	928,289	227.6
Great Portland Estates PLC	21,568	191,904	47.0
IG Group Holdings PLC	58,391	451,171	110.6
Michael Page International PLC	39,168	251,066	61.6
Moneysupermarket.com Group PLC	36,389	136,421	33.4
Petrofac Ltd.	5,924	43,562	10.7
William Hill PLC	147,508	396,529	97.2

		3,231,418

Total Reference Entity — Long		36,045,907

Security	Shares	Value	% of Basket Value

Reference Entity—Short

Australia
Amcor, Ltd.	(4,720)	$(44,539)	(10.9)%
Atlas Arteria, Ltd.	(66,831)	(323,741)	(79.4)
Cleanaway Waste Management, Ltd.	(13,107)	(16,755)	(4.1)
Newcrest Mining, Ltd.	(3,007)	(44,017)	(10.8)
Nufarm Ltd.	(6,234)	(25,210)	(6.2)
Tabcorp Holdings, Ltd.	(148,693)	(487,964)	(119.6)
Transurban Group	(38,772)	(311,857)	(76.5)
Westpac Banking Corp.	(12,093)	(229,715)	(56.3)
Woolworths, Ltd.	(7,052)	(142,333)	(34.9)

		(1,626,131)
Austria
ams AG	(383)	(14,921)	(3.7)

Belgium
Cofinimmo SA	(2,802)	(335,076)	(82.1)
Umicore SA	(3,194)	(150,351)	(36.9)

		(485,427)
Canada
Cenovus Energy, Inc.	(6,017)	(50,917)	(12.5)
Dollarama, Inc.	(3,887)	(107,505)	(26.3)
Fairfax Financial Holdings Ltd.	(1,882)	(914,517)	(224.2)
Franco-Nevada Corp.	(9,945)	(621,123)	(152.3)
Linamar Corp.	(3,091)	(127,988)	(31.4)
Metro, Inc.	(8,482)	(266,164)	(65.3)
Osisko Gold Royalties, Ltd.	(9,072)	(69,464)	(17.0)
Saputo, Inc.	(2,355)	(71,753)	(17.6)
SNC-Lavalin Group, Inc.	(27,518)	(982,450)	(240.9)

		(3,211,881)
Denmark
Chr Hansen Holding A/S	(1,981)	(199,966)	(49.0)
DONG Energy A/S	(4,326)	(274,315)	(67.3)
ISS A/S	(2,236)	(73,433)	(18.0)
Pandora A/S	(1,176)	(73,575)	(18.0)
Vestas Wind Systems A/S	(17,715)	(1,110,914)	(272.4)

		(1,732,203)
Finland
Konecranes OYJ	(18,556)	(664,508)	(163.0)

France
Air France-KLM	(10,163)	(98,258)	(24.1)
Altran Technologies SA	(123,404)	(1,223,132)	(299.9)
Carrefour SA	(34,873)	(676,319)	(165.8)
Electricite de France SA	(70,611)	(1,169,886)	(286.9)
Groupe Eurotunnel SE	(44,350)	(557,848)	(136.8)
Ingenico Group SA	(13,106)	(927,577)	(227.4)

12

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
France
SEB SA	(564)	$(80,870)	(19.8)%
SOITEC	(8,640)	(615,639)	(151.0)
Suez	(101,961)	(1,470,716)	(360.6)
Unibail-Rodamco-Westfield	(1,014)	(183,492)	(45.0)

		(7,003,737)
Germany
Delivery Hero AG	(7,257)	(292,204)	(71.7)
Drillisch AG	(2,337)	(104,245)	(25.6)
Gerresheimer AG	(395)	(27,838)	(6.8)
Jungheinrich AG	(9,646)	(319,590)	(78.4)
RWE AG	(15,140)	(294,537)	(72.2)
Volkswagen AG	(1,261)	(211,851)	(51.9)

		(1,250,265)
Ireland
Ryanair Holdings PLC	(6,201)	(83,892)	(20.6)

Isle of Man
GVC Holdings PLC	(15,033)	(180,071)	(44.2)

Italy
UniCredit SpA	(8,452)	(108,060)	(26.5)
Unione di Banche Italiane SpA	(49,593)	(151,366)	(37.1)

		(259,426)
Japan
Ain Holdings, Inc.	(3,000)	(235,283)	(57.7)
Ariake Japan Co., Ltd.	(1,800)	(159,516)	(39.1)
Asics Corp.	(2,200)	(31,842)	(7.8)
Daiichi Sankyo Co., Ltd.	(3,900)	(149,070)	(36.5)
Don Quijote Holdings Co., Ltd.	(1,900)	(113,501)	(27.8)
Dowa Holdings Co., Ltd.	(10,600)	(308,494)	(75.6)
Hikari Tsushin, Inc.	(5,700)	(995,530)	(244.1)
Ito En, Ltd.	(8,100)	(344,788)	(84.5)
Japan Airport Terminal Co., Ltd.	(11,200)	(431,400)	(105.8)
Keihan Electric Railway Co., Ltd.	(1,500)	(56,919)	(14.0)
Koito Manufacturing Co. Ltd.	(6,300)	(299,918)	(73.5)
Kusuri no Aoki Holdings Co., Ltd.	(8,800)	(632,483)	(155.1)
Makita Corp.	(12,500)	(432,154)	(106.0)
Minebea Co., Ltd.	(33,800)	(517,073)	(126.8)
Mitsubishi Electric Corp.	(8,300)	(105,073)	(25.8)
Mitsui Fudosan Co., Ltd.	(7,500)	(168,917)	(41.4)
Nidec Corp.	(900)	(115,600)	(28.3)
Nippon Electric Glass Co. Ltd.	(4,000)	(100,782)	(24.7)
Nippon Suisan Kaisha, Ltd.	(22,000)	(140,529)	(34.5)
Nissan Motor Co., Ltd.	(59,400)	(540,407)	(132.5)

Security	Shares	Value	% of Basket Value
Japan (continued)
Outsourcing, Inc.	(7,800)	$(98,863)	(24.2)%
Rakuten, Inc.	(2,800)	(18,939)	(4.6)
Relo Group, Inc.	(14,500)	(341,713)	(83.8)
SBI Holdings, Inc.	(32,700)	(853,896)	(209.4)
Seibu Holdings, Inc.	(1,300)	(23,585)	(5.8)
SoftBank Group Corp.	(300)	(23,742)	(5.8)
Sony Corp.	(800)	(43,293)	(10.6)
Sumitomo Metal Mining Co. Ltd.	(9,800)	(308,563)	(75.7)
Taisho Pharmaceutical Holdings Co. Ltd.	(2,200)	(234,578)	(57.5)
Taiyo Nippon Sanso Corp.	(2,100)	(33,752)	(8.3)
Toshiba Corp.	(3,600)	(107,901)	(26.5)
Toyo Tire & Rubber Co., Ltd.	(15,400)	(256,896)	(63.0)
Yaoko Co., Ltd.	(1,700)	(92,978)	(22.8)

		(8,317,978)
Luxembourg
Aroundtown SA	(5,179)	(42,916)	(10.5)

Netherlands
GrandVision NV	(18,471)	(465,794)	(114.2)
ING Groep NV	(35,711)	(422,496)	(103.6)

		(888,290)
Norway
Norwegian Air Shuttle ASA	(4,931)	(125,637)	(30.8)

Singapore
City Developments, Ltd.	(12,700)	(72,579)	(17.8)
Singapore Telecommunications Ltd.	(487,300)	(1,113,091)	(272.9)

		(1,185,670)
Spain
Banco Santander SA	(41,448)	(197,208)	(48.3)

13

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Spain (continued)
Bankia SA	(238,594)	$(749,437)	(183.8)%

		(946,645)
Sweden
Nibe Industrier AB, -B Shares	(2,238)	(23,358)	(5.7)

Switzerland
Chocoladefabriken Lindt & Spruengli AG	(6)	(41,366)	(10.1)
Glencore PLC	(74,865)	(304,675)	(74.7)
Lonza Group AG	(276)	(86,785)	(21.3)

		(432,826)
United Kingdom
Antofagasta PLC	(5,176)	(51,812)	(12.7)
BT Group PLC	(128,935)	(394,800)	(96.8)
Cineworld Group PLC	(6,353)	(23,882)	(5.9)
John Wood Group PLC	(70,532)	(642,846)	(157.6)
Kingfisher PLC	(489,703)	(1,590,146)	(389.9)
Melrose Industries PLC	(143,450)	(308,790)	(75.7)
Micro Focus International PLC	(22,618)	(350,629)	(86.0)
Ocado Group PLC	(4,011)	(43,779)	(10.7)
Provident Financial PLC	(155,430)	(1,014,015)	(248.6)
Reckitt Benckiser Group PLC	(4,919)	(397,770)	(97.5)
Rio Tinto PLC	(7,245)	(351,750)	(86.3)
Royal Bank of Scotland Group PLC	(149,708)	(450,695)	(110.5)
Segro PLC	(1,891)	(14,825)	(3.6)
Tesco PLC	(74,569)	(203,083)	(49.8)
TP ICAP PLC	(67,985)	(251,867)	(61.8)
The Weir Group PLC	(28,622)	(579,210)	(142.0)

		(6,669,899)
United States
Reliance Worldwide Corp., Ltd.	(138,212)	(492,385)	(120.7)

Total Reference Entity — Short		(35,638,066)

Net Value of Reference Entity — Deutsche Bank A.G.		$407,841

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2018 expiration dates 05/23/19:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
CSR Ltd.	276,372	$693,286	(107.3)%
Flight Centre Travel Group Ltd.	949	31,305	(4.8)
Iluka Resources Ltd.	55,611	319,386	(49.4)
Perpetual Ltd.	677	16,652	(2.6)
Qantas Airways Ltd.	1,080,216	4,193,132	(648.6)

		5,253,761
Austria
Telekom Austria AG	5,608	41,668	(6.4)
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,215	589,955	(91.3)
Wienerberger AG	56,206	1,292,794	(200.0)

		1,924,417
Belgium
Solvay SA	2,252	256,519	(39.7)
UCB SA	780	65,505	(10.1)

		322,024
Canada
BRP, Inc.	15,314	616,073	(95.3)
Canfor Corp.	17,658	253,646	(39.2)
Cineplex, Inc.	1,516	41,791	(6.5)
Enerplus Corp.	52,248	486,185	(75.2)
Quebecor, Inc., Class B	249,554	4,894,591	(757.1)
TELUS Corp.	2,992	102,457	(15.9)
TFI International, Inc.	51,822	1,724,579	(266.8)

		8,119,322
China
Yangzijiang Shipbuilding Holdings Ltd.	726,500	651,435	(100.8)

Denmark
GN Store Nord A/S	6,958	295,149	(45.7)
H Lundbeck A/S	436	20,336	(3.1)
Royal Unibrew A/S	3,600	255,464	(39.5)

14

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Denmark (continued)
William Demant Holding A/S	801	$26,330	(4.1)%

		597,279
Finland
Huhtamaki OYJ	1,108	31,065	(4.8)
Kesko OYJ, Class B	16,737	977,484	(151.2)
Outokumpu OYJ	80,607	337,880	(52.3)

		1,346,429
France
Christian Dior SE	7,462	2,886,807	(446.6)
Cie de Saint-Gobain	5,183	195,251	(30.2)
Dassault Systemes SA	1,963	245,737	(38.0)
Faurecia SA	5,992	290,482	(44.9)
Ipsen SA	465	64,474	(10.0)
L’Oreal SA	3,884	875,089	(135.4)
Lagardere SCA	7,139	195,143	(30.2)
Rexel SA	11,635	148,315	(22.9)
Sartorius Stedim Biotech	128	15,861	(2.4)

		4,917,159
Germany
Bechtle AG	605	53,728	(8.3)
Evonik Industries AG	20,656	639,009	(98.9)
Hochtief AG	40,048	5,934,646	(918.0)
Infineon Technologies AG	4,994	100,064	(15.5)
Jenoptik AG	14,211	430,152	(66.5)
Linde AG	779	168,124	(26.0)
MTU Aero Engines AG	7,774	1,650,669	(255.3)
Nemetschek SE	467	61,391	(9.5)
Rheinmetall AG	5,663	490,097	(75.8)
Sartorius AG, Preference Shares	2,876	415,994	(64.4)
Siltronic AG	3,497	320,272	(49.5)
Software AG	40,862	1,829,378	(283.0)
Suedzucker AG	971	15,037	(2.3)
Wacker Chemie AG	242	21,617	(3.4)
Wirecard AG	2,177	407,223	(63.0)

		12,537,401
Hong Kong
Techtronic Industries Co. Ltd.	10,000	47,088	(7.3)

Ireland
Glanbia PLC	16,297	288,137	(44.6)

Italy
Amplifon SpA	4,139	73,319	(11.3)
Assicurazioni Generali SpA	983	15,862	(2.5)
Ferrari NV	2,584	302,591	(46.8)
Hera SpA	273,022	753,507	(116.6)

Security	Shares	Value	% of Basket Value
Italy (continued)
Saras SpA	68,646	$133,967	(20.7)%
Unipol Gruppo SpA	12,606	50,733	(7.8)
UnipolSai Assicurazioni SpA	19,478	42,525	(6.6)

		1,372,504
Japan
Brother Industries Ltd.	900	16,471	(2.5)
Chubu Electric Power Co., Inc.	8,400	121,134	(18.7)
Citizen Watch Co. Ltd.	2,400	13,814	(2.1)
CyberAgent, Inc.	3,900	165,957	(25.7)
Dentsu, Inc.	7,200	333,935	(51.7)
Digital Garage, Inc.	1,200	32,816	(5.1)
DMG Mori Seiki Co. Ltd.	57,600	831,062	(128.6)
East Japan Railway Co.	19,300	1,685,617	(260.7)
Glory Ltd.	20,300	472,713	(73.1)
Gree, Inc.	40,900	171,165	(26.5)
Hitachi High-Technologies Corp.	1,000	37,529	(5.8)
Hokuhoku Financial Group, Inc.	1,200	14,866	(2.3)
Itochu Techno-Solutions Corp.	28,000	530,993	(82.1)
Iyo Bank Ltd.	17,200	102,016	(15.8)
Kakaku.com, Inc.	4,700	85,127	(13.2)
Kikkoman Corp.	15,600	854,682	(132.2)
Kirin Holdings Co. Ltd.	85,300	2,035,474	(314.9)
Kokuyo Co. Ltd.	2,300	36,309	(5.6)
Konami Holdings Corp.	40,000	1,526,008	(236.1)
Kyushu Financial Group, Inc.	61,900	273,166	(42.2)
Leopalace21 Corp.	69,400	289,084	(44.7)
Lintec Corp.	10,600	250,869	(38.8)
Megmilk Snow Brand Co., Ltd.	6,200	145,034	(22.4)
Miraca Holdings, Inc.	74,800	1,820,932	(281.7)
Mitsubishi Chemical Holdings Corp.	22,800	177,735	(27.5)
Mitsubishi Gas Chemical Co., Inc.	11,700	196,398	(30.4)
Mixi, Inc.	22,100	482,884	(74.7)
NTT DOCOMO, Inc.	1,300	32,239	(5.0)
Obic Co. Ltd.	2,800	254,912	(39.4)
Oracle Corp. Japan	400	27,076	(4.2)
Otsuka Corp.	22,200	736,349	(113.9)
Pigeon Corp.	4,200	177,627	(27.5)
Pola Orbis Holdings, Inc.	8,500	227,069	(35.1)
Resona Holdings, Inc.	3,000	15,780	(2.4)
Rohm Co. Ltd.	6,000	421,826	(65.2)
SCSK Corp.	7,800	330,529	(51.1)
Seino Holdings Co Ltd.	1,200	16,618	(2.6)
Shin-Etsu Chemical Co. Ltd.	5,000	417,803	(64.6)
Shizuoka Bank Ltd.	15,900	139,109	(21.5)

15

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Showa Shell Sekiyu KK	4,100	$78,253	(12.1)%
Sumitomo Chemical Co. Ltd.	12,000	60,113	(9.3)
Sumitomo Heavy Industries Ltd.	1,800	56,611	(8.8)
Suruga Bank Ltd.	144,500	681,277	(105.4)
Takashimaya Co. Ltd.	22,500	354,098	(54.8)
Teijin Ltd.	60,400	1,047,136	(162.0)
TIS, Inc.	400	17,867	(2.8)
Tokai Carbon Co. Ltd.	33,800	529,202	(81.9)
Tokio Marine Holdings, Inc.	6,000	282,673	(43.7)
Tokyo Tatemono Co. Ltd.	4,500	48,398	(7.5)
Toppan Forms Co. Ltd.	22,600	205,442	(31.8)
Toppan Printing Co. Ltd.	35,500	501,879	(77.6)
TS Tech Co. Ltd.	1,300	37,414	(5.8)
Ulvac, Inc.	38,400	1,250,586	(193.4)
Unicharm Corp.	27,000	732,476	(113.3)
Yahoo! Japan Corp.	8,500	26,518	(4.1)
Yamada Denki Co. Ltd.	50,300	237,182	(36.7)
Zeon Corp.	222,600	2,149,834	(332.6)

		23,797,686
Luxembourg
RTL Group SA	4,118	264,311	(40.9)

Malta
Kindred Group PLC	64,623	688,958	(106.6)

Netherlands
Adyen NV	1,072	693,430	(107.3)
Koninklijke DSM NV	5,258	459,070	(71.0)
Koninklijke KPN NV	710,697	1,875,193	(290.1)
QIAGEN NV	3,902	141,638	(21.9)
Wereldhave NV	13,567	465,486	(72.0)
Wolters Kluwer NV	21,802	1,236,926	(191.3)

		4,871,743
Norway
Austevoll Seafood ASA	10,479	168,409	(26.0)
Subsea 7 SA	2,931	36,788	(5.7)
TGS Nopec Geophysical Co. ASA	40,401	$1,349,582	(208.8)

		1,554,779

Security	Shares	Value	% of Basket Value
Singapore
Suntec Real Estate Investment Trust	102,900	$131,690	(20.4)%

Spain
Almirall SA	14,129	255,988	(39.6)
Endesa SA	19,851	415,066	(64.2)
Masmovil Ibercom SA	205	26,567	(4.1)
Mediaset Espana Comunicacion SA	431,368	2,933,232	(453.7)
Melia Hotels International SA	106,037	1,089,660	(168.6)

		4,720,513
Sweden
Getinge AB, Class B	11,113	109,011	(16.8)
Loomis AB, Class B	5,596	173,026	(26.8)
SSAB AB, A Shares	11,538	46,063	(7.1)
Svenska Cellulosa AB SCA, B Shares	41,218	389,653	(60.3)
Volvo AB, Class B	11,693	174,625	(27.0)

		892,378
Switzerland
Logitech International SA, Registered Shares	2,693	99,706	(15.4)
OC Oerlikon Corp. AG, Registered Shares	57,113	679,713	(105.2)

		779,419
United Kingdom
Ashmore Group PLC	129,368	581,413	(89.9)
Ashtead Group PLC	41,851	1,033,169	(159.8)
Auto Trader Group PLC	340,178	1,777,553	(275.0)
Barratt Developments PLC	17,657	115,812	(17.9)
British Land Co. PLC	182,931	1,381,555	(213.7)
Compass Group PLC	32,964	648,362	(100.3)
Electrocomponents PLC	158,480	1,254,757	(194.1)
Great Portland Estates PLC	128,241	1,141,042	(176.5)
Hikma Pharmaceuticals PLC	1,123	27,238	(4.2)
IG Group Holdings PLC	65,337	504,841	(78.1)
Legal & General Group PLC	21,752	69,800	(10.8)
Michael Page International PLC	21,221	136,026	(21.0)
Moneysupermarket.com Group PLC	144,984	543,539	(84.1)

16

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
National Grid PLC	20,286	$214,302	(33.2)%
Petrofac Ltd.	36,104	265,491	(41.1)
Quilter PLC	53,082	78,539	(12.2)
SSP Group PLC	151,143	1,288,620	(199.3)
Tate & Lyle PLC	198,362	1,705,532	(263.8)
Victrex PLC	972	32,879	(5.1)
Vodafone Group PLC	209,059	393,143	(60.8)
William Hill PLC	274,947	739,109	(114.3)

		13,932,722

Total Reference Entity — Long		89,011,155

Reference Entity — Short

Australia
Atlas Arteria, Ltd.	(1,040,175)	(5,038,786)	779.5
Newcrest Mining, Ltd.	(68,140)	(997,447)	154.3
Nufarm Ltd.	(231,318)	(935,420)	144.7
OceanaGold Corp.	(71,813)	(206,746)	32.0
Origin Energy Ltd.	(24,115)	(124,970)	19.3
Tabcorp Holdings, Ltd.	(261,767)	(859,037)	132.9
Transurban Group	(320,282)	(2,576,141)	398.5
Westpac Banking Corp.	(1,029)	(19,547)	3.0
Woolworths, Ltd.	(44,842)	(905,064)	140.0

		(11,663,158)
Austria
ams AG	(15,918)	(620,122)	95.9

Belgium
Cofinimmo SA	(1,819)	(217,525)	33.6
Umicore SA	(5,298)	(249,392)	38.6

		(466,917)
Canada
Agnico Eagle Mines, Ltd.	(956)	(33,768)	5.2
Atco Ltd. Class I, Class I	(740)	(21,574)	3.3
Cenovus Energy, Inc.	(34,366)	(290,810)	45.0
Dollarama, Inc.	(45,002)	(1,244,652)	192.5
Fairfax Financial Holdings Ltd.	(7,306)	(3,550,190)	549.2
Franco-Nevada Corp.	(19,096)	(1,192,657)	184.5
Great Canadian Gaming Corp.	(966)	(31,113)	4.8
Linamar Corp.	(10,380)	(429,803)	66.5
Metro, Inc.	(15,940)	(500,195)	77.4

Security	Shares	Value	% of Basket Value
Canada (continued)
Pretium Resources, Inc.	(56,617)	$(454,157)	70.3%
Saputo, Inc.	(740)	(22,547)	3.5
SNC-Lavalin Group, Inc.	(76,628)	(2,735,779)	423.2

		(10,507,245)
Denmark
Chr Hansen Holding A/S	(2,954)	(298,183)	46.1
Danske Bank A/S	(3,717)	(71,138)	11.0
DONG Energy A/S	(4,727)	(299,743)	46.4
ISS A/S	(2,134)	(70,083)	10.9
Pandora A/S	(3,423)	(214,155)	33.1
Vestas Wind Systems A/S	(5,433)	(340,705)	52.7

		(1,294,007)
Finland
Konecranes OYJ	(2,490)	(89,169)	13.8
France
Air France-KLM	(3,738)	(36,140)	5.6
Altran Technologies SA	(175,670)	(1,741,172)	269.3
Carrefour SA	(30,897)	(599,209)	92.7
Electricite de France SA	(82,631)	(1,369,034)	211.8
Elis SA	(98,137)	(1,978,852)	306.1
Gecina SA	(1,960)	(287,459)	44.5
Groupe Eurotunnel SE	(27,902)	(350,960)	54.3
Ingenico Group SA	(5,012)	(354,724)	54.9
SEB SA	(6,971)	(999,546)	154.6
SOITEC	(4,238)	(301,977)	46.7
Suez	(149,344)	(2,154,182)	333.2
Unibail-Rodamco-Westfield	(315)	(57,002)	8.8

		(10,230,257)
Germany
Commerzbank AG	(16,386)	(154,289)	23.9
Delivery Hero AG	(22,911)	(922,514)	142.7
Deutsche Bank AG	(59,284)	(579,426)	89.6
Drillisch AG	(22,805)	(1,017,247)	157.4
Jungheinrich AG	(7,726)	(255,977)	39.6
RWE AG	(1,043)	(20,291)	3.1
Volkswagen AG	(5,747)	(965,513)	149.3
Volkswagen AG	(262)	(43,267)	6.7

		(3,958,524)
Hong Kong
Dairy Farm International Holdings, Ltd.	(3,400)	(30,716)	4.8

Ireland
Ryanair Holdings PLC	(2,536)	(34,297)	5.3

Isle of Man
GVC Holdings PLC	(161,681)	(1,936,674)	299.6

Italy
Intesa Sanpaolo SpA	(131,185)	(290,585)	45.0

17

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Italy (continued)
Unione di Banche Italiane SpA	(97,898)	$(298,800)	46.2%

		(589,385)
Japan
Ain Holdings, Inc.	(4,800)	(376,453)	58.2
Ariake Japan Co., Ltd.	(4,400)	(389,928)	60.3
Daiichi Sankyo Co., Ltd.	(6,900)	(263,740)	40.8
Daiwa House REIT Investment Corp.	(104)	(227,908)	35.3
Dowa Holdings Co., Ltd.	(29,200)	(849,814)	131.5
Fujitsu General, Ltd.	(400)	(5,992)	0.9
Hikari Tsushin, Inc.	(5,200)	(908,203)	140.5
Ito En, Ltd.	(5,600)	(238,372)	36.9
Japan Airport Terminal Co., Ltd.	(13,400)	(516,139)	79.8
Japan Lifeline Co., Ltd.	(31,240)	(455,449)	70.5
Koito Manufacturing Co. Ltd.	(36,100)	(1,718,580)	265.8
Kusuri no Aoki Holdings Co., Ltd.	(6,400)	(459,988)	71.2
Makita Corp.	(17,300)	(598,102)	92.5
Minebea Co., Ltd.	(109,900)	(1,681,252)	260.1
Mitsubishi Electric Corp.	(7,400)	(93,680)	14.5
Mitsui Fudosan Co., Ltd.	(17,600)	(396,391)	61.3
MonotaRO Co., Ltd.	(25,600)	(564,393)	87.3
Nidec Corp.	(500)	(64,222)	9.9
Nintendo Co. Ltd.	(300)	(93,661)	14.5
Nippon Electric Glass Co. Ltd.	(2,200)	(55,430)	8.6
Nippon Suisan Kaisha, Ltd.	(28,200)	(180,133)	27.9
Nissan Motor Co., Ltd.	(377,000)	(3,429,855)	530.6
Outsourcing, Inc.	(34,500)	(437,277)	67.6
Rakuten, Inc.	(55,900)	(378,107)	58.5
Relo Group, Inc.	(58,400)	(1,376,277)	212.9
SBI Holdings, Inc.	(77,400)	(2,021,147)	312.7
Seibu Holdings, Inc.	(2,800)	(50,799)	7.9
SoftBank Group Corp.	(8,800)	(696,421)	107.7
Sojitz Corp.	(23,100)	(77,684)	12.0
Sony Corp.	(4,100)	(221,879)	34.3
Sumitomo Metal Mining Co. Ltd.	(8,400)	(264,483)	40.9
Taisho Pharmaceutical Holdings Co. Ltd.	(4,200)	(447,831)	69.3
Taiyo Nippon Sanso Corp.	(25,200)	(405,021)	62.7
TechnoPro Holdings, Inc.	(10,100)	(526,178)	81.4
Toshiba Corp.	(2,100)	(62,942)	9.7
Toyo Tire & Rubber Co., Ltd.	(11,800)	(196,842)	30.4
Welcia Holdings Co., Ltd.	(4,400)	(224,473)	34.7
Yaoko Co., Ltd.	(10,700)	(585,212)	90.5

		(21,540,258)
Luxembourg
Aroundtown SA	(128,524)	(1,065,030)	164.7

Security	Shares	Value	% of Basket Value
Luxembourg (continued)
B&M European Value Retail SA	(206,758)	$(1,100,211)	170.2%

		(2,165,241)
Netherlands
GrandVision NV	(22,583)	(569,489)	88.1

Norway
Norwegian Air Shuttle ASA	(18,170)	(462,954)	71.6

Singapore
City Developments, Ltd.	(25,100)	(143,444)	22.2
Sembcorp Marine Ltd.	(27,800)	(32,023)	5.0
Singapore Telecommunications Ltd.	(1,762,400)	(4,025,673)	622.7

		(4,201,140)
Spain
Banco Santander SA	(64,116)	(2,491)	0.4
Banco Santander SA	(64,116)	(305,061)	47.2
Cellnex Telecom SAU	(1,073)	(26,692)	4.1

		(334,244)
Sweden
Hennes & Mauritz AB, - B Shares	(3,299)	(58,269)	9.0
Investment AB Latour, - B Shares	(47,335)	(572,693)	88.6
Nibe Industrier AB, -B Shares	(163,548)	(1,706,945)	264.0

		(2,337,907)
Switzerland
Chocoladefabriken Lindt & Spruengli AG	(16)	(110,308)	17.1
Credit Suisse Group AG	(30,756)	(402,093)	62.2
Ferrexpo PLC	(44,894)	(119,514)	18.5
Glencore PLC	(210,719)	(857,555)	132.7
Lonza Group AG	(145)	(45,594)	7.0
VAT Group AG	(814)	(81,679)	12.6
Vifor Pharma AG	(3,099)	(447,895)	69.3

		(2,064,638)
United Kingdom
Antofagasta PLC	(117,085)	(1,172,023)	181.3
BT Group PLC	(30,419)	(93,143)	14.4
Cineworld Group PLC	(121,416)	(456,431)	70.6
DS Smith PLC	(52,614)	(263,996)	40.8
John Wood Group PLC	(78,977)	(719,816)	111.4
Kingfisher PLC	(396,154)	(1,286,377)	199.0
Melrose Industries PLC	(485,266)	(1,044,582)	161.6
Micro Focus International PLC	(144,332)	(2,237,465)	346.1
Ocado Group PLC	(316,064)	(3,449,745)	533.6
Provident Financial PLC	(38,648)	(252,137)	39.0
Prudential PLC	(12,802)	(256,342)	39.7
Royal Bank of Scotland Group PLC	(288,240)	(867,745)	134.2
Segro PLC	(3,251)	(25,487)	3.9

18

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
SSE PLC	(1,058)	$(15,421)	2.4%
Tesco PLC	(214,386)	(583,864)	90.3
TP ICAP PLC	(169,139)	(626,616)	96.9
The UNITE Group PLC	(6,227)	(67,801)	10.5
The Weir Group PLC	(26,150)	(529,185)	81.9

		(13,948,176)
United States
Reliance Worldwide Corp., Ltd.	(172,095)	(613,094)	94.8

Total Reference Entity — Short		(89,657,612)

Net Value of Reference Entity — UBS AG		$(646,457)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2018 expiration dates 12/04/18 — 03/17/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
CSR Ltd.	617,441	$1,548,867	(84.8)%
Iluka Resources Ltd.	20,328	116,748	(6.4)
Perpetual Ltd.	10,440	256,787	(14.1)
Qantas Airways Ltd.	724,593	2,812,692	(153.9)

		4,735,094
Austria
Telekom Austria AG	2,200	16,346	(0.9)
Verbund AG	9,132	367,583	(20.1)
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,329	433,643	(23.7)
Wienerberger AG	50,418	1,159,665	(63.5)

		1,977,237
Belgium
UCB SA	26,922	2,260,910	(123.7)

Bermuda
Liberty Latin America Ltd., Class A	2	36	0.0

Canada
BRP, Inc.	4,866	195,756	(10.7)
Canfor Corp.	3,245	46,612	(2.6)
Great-West Lifeco, Inc.	4,336	99,503	(5.4)
Quebecor, Inc., Class B	112,426	2,205,051	(120.7)
TELUS Corp.	9,437	323,157	(17.7)

	Shares	Value	% of Basket Value
Canada (continued)
TFI International, Inc.	7,970	$265,233	(14.5)%

		3,135,312
China
Yangzijiang Shipbuilding Holdings Ltd.	331,900	297,607	(16.3)

Denmark
Carlsberg A/S, Class B	32,438	3,578,450	(195.9)
GN Store Nord A/S	35,414	1,502,214	(82.2)
Novo Nordisk A/S, Class B	19,170	827,886	(45.3)
Royal Unibrew A/S	2,966	210,474	(11.5)
William Demant Holding A/S	7,437	244,467	(13.4)

		6,363,491
Finland
Kesko OYJ, Class B	14,292	834,689	(45.7)
Outokumpu OYJ	78,807	330,335	(18.1)%

		1,165,024
France
Christian Dior SE	12,482	4,828,883	(264.3)
Cie de Saint-Gobain	86,008	3,240,045	(177.3)
Faurecia SA	137,504	6,665,965	(364.9)
Kering SA	336	149,793	(8.2)
L’Oreal SA	10,620	2,392,752	(131.0)

		17,277,438
Germany
Continental AG	3,881	639,534	(35.0)
Evonik Industries AG	122,538	3,790,808	(207.5)
Jenoptik AG	8,494	257,105	(14.1)
MTU Aero Engines AG	21,967	4,664,298	(255.3)
Nemetschek SE	304	39,963	(2.2)
Rheinmetall AG	691	59,905	(3.3)
Sartorius AG, Preference Shares	1,955	282,778	(15.5)
Siltronic AG	7,452	682,490	(37.3)
Software AG	43,881	1,964,537	(107.5)
Suedzucker AG	60,539	937,506	(51.3)
Wirecard AG	30,387	5,684,099	(311.1)

		19,003,023
Israel
Tower Semiconductor Ltd.	4,588	71,986	(4.0)
Wix.com Ltd.	12,183	1,186,015	(64.9)

		1,258,001
Italy
Amplifon SpA	2,799	49,582	(2.7)
Ferrari NV	2,810	329,056	(18.0)
Hera SpA	90,834	250,691	(13.7)
Moncler SpA	52,334	1,817,444	(99.5)
Saras SpA	18,224	35,565	(1.9)
Unipol Gruppo SpA	19,368	77,946	(4.3)

19

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
Italy (continued)
UnipolSai Assicurazioni SpA	30,920	$67,627	(3.7)%

		2,627,911
Japan
DMG Mori Seiki Co. Ltd.	24,900	359,261	(19.7)
East Japan Railway Co.	19,700	1,720,552	(94.2)
Glory Ltd.	4,100	95,474	(5.2)
Gree, Inc.	12,900	53,986	(2.9)
Itochu Techno-Solutions Corp.	8,600	163,091	(8.9)
Japan Tobacco, Inc.	162,200	4,167,778	(228.1)
Kakaku.com, Inc.	2,800	50,714	(2.8)
Kikkoman Corp.	12,800	701,277	(38.4)
Kirin Holdings Co. Ltd.	60,000	1,431,752	(78.4)
Kokuyo Co. Ltd.	2,100	33,152	(1.8)
Konami Holdings Corp.	3,000	114,451	(6.3)
Kyushu Financial Group, Inc.	18,800	82,965	(4.5)
Leopalace21 Corp.	38,600	160,787	(8.8)
Lintec Corp.	2,100	49,700	(2.7)
Miraca Holdings, Inc.	3,500	85,204	(4.7)
Mitsubishi Gas Chemical Co., Inc.	28,200	473,370	(25.9)
Mixi, Inc.	6,300	137,655	(7.5)
Nagase & Co. Ltd.	12,900	202,621	(11.1)
NTN Corp.	31,800	116,313	(6.4)
Obic Co. Ltd.	1,100	100,144	(5.5)
Otsuka Corp.	4,400	145,943	(8.0)
Pola Orbis Holdings, Inc.	900	24,043	(1.3)
Shin-Etsu Chemical Co. Ltd.	52,000	4,345,146	(237.8)
Shizuoka Bank Ltd.	2,400	20,998	(1.1)
Showa Shell Sekiyu KK	2,700	51,533	(2.8)
Sumitomo Chemical Co. Ltd.	176,000	881,652	(48.3)
Sumitomo Heavy Industries Ltd.	700	22,015	(1.2)
Suruga Bank Ltd.	1,400	6,601	(0.4)
Teijin Ltd.	39,800	690,000	(37.8)
Tokai Carbon Co. Ltd.	38,900	609,052	(33.3)
Tokio Marine Holdings, Inc.	26,100	1,229,626	(67.3)
Tokyo Tatemono Co. Ltd.	2,000	21,510	(1.2)
Toppan Forms Co. Ltd.	39,400	358,159	(19.6)
TS Tech Co. Ltd.	700	20,146	(1.1)
Ulvac, Inc.	9,200	299,620	(16.4)
Yahoo! Japan Corp.	146,700	457,674	(25.0)
Yamada Denki Co. Ltd.	22,800	107,510	(5.9)
Zeon Corp.	26,400	254,967	(14.0)

		19,846,442
Malta
Kindred Group PLC	69,241	738,192	(40.4)

Netherlands
Adyen NV	1,697	1,097,716	(60.1)
Koninklijke DSM NV	74,663	6,518,737	(356.8)
Koninklijke KPN NV	1,040,554	2,745,529	(150.3)
QIAGEN NV	1,879	68,253	(3.7)
Wereldhave NV	10,913	374,427	(20.5)

	Shares	Value	% of Basket Value
Netherlands (continued)
Wolters Kluwer NV	105,368	$5,978,005	(327.2)%

		16,782,667
Norway
TGS Nopec Geophysical Co. ASA	114,291	3,817,853	(209.0)

Singapore
Genting Singapore Ltd.	503,400	320,346	(17.6)
Suntec Real Estate Investment Trust	13,100	16,765	(0.9)

		337,111
Spain
Almirall SA	8,416	152,480	(8.3)
Endesa SA	3,235	67,641	(3.7)
Mediaset Espana Comunicacion SA	109,650	745,602	(40.8)
Melia Hotels International SA	94,890	975,111	(53.4)

		1,940,834
Sweden
Svenska Cellulosa AB SCA, B Shares	30,942	292,509	(16.0)
Swedish Match AB	76,663	3,905,112	(213.8)

		4,197,621
United Kingdom
Ashmore Group PLC	64,002	287,641	(15.7)
Ashtead Group PLC	80,311	1,982,625	(108.5)
Atlassian Corp. PLC, Class A	24,356	1,848,864	(101.2)
Auto Trader Group PLC	223,262	1,166,625	(63.9)
Barratt Developments PLC	159,671	1,047,277	(57.3)
British Land Co. PLC	187,718	1,417,708	(77.6)
Carnival PLC	32,053	1,747,064	(95.6)
Compass Group PLC	325,913	6,410,315	(350.9)
Electrocomponents PLC	71,274	564,308	(30.9)
Great Portland Estates PLC	205,169	1,825,519	(99.9)
IG Group Holdings PLC	218,848	1,690,977	(92.6)
International Game Technology PLC	54,928	1,018,914	(55.8)
Michael Page International PLC	15,398	98,701	(5.4)
Moneysupermarket.com Group PLC	286,244	1,073,118	(58.7)
National Grid PLC	565,467	5,973,616	(327.0)
Petrofac Ltd.	42,646	313,598	(17.2)
SSP Group PLC	208,705	1,779,384	(97.4)
Tate & Lyle PLC	265,630	2,283,908	(125.0)
TechnipFMC PLC	14,539	382,376	(20.9)
William Hill PLC	206,977	556,393	(30.4)
WM Morrison Supermarkets PLC	279,699	886,139	(48.5)

		34,355,070

20

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States
ADT, Inc.	5,693	$44,064	(2.4)%
Agilent Technologies, Inc.	162,251	10,512,242	(575.4)
Alliance Data Systems Corp.	4,931	1,016,674	(55.6)
Allstate Corp.	36,826	3,524,985	(192.9)
American Eagle Outfitters, Inc.	110,632	2,551,174	(139.6)
American Financial Group, Inc.	17,695	1,770,031	(96.9)
AmerisourceBergen Corp.	22,306	1,962,928	(107.4)
Antero Resources Corp.	5,705	90,652	(5.0)
Apache Corp.	8,011	303,056	(16.6)
BancorpSouth Bank	11,870	340,669	(18.6)
Bank OZK	11,693	319,920	(17.5)
BorgWarner, Inc.	82,199	3,239,463	(177.3)
Box, Inc., Class A	31,877	573,786	(31.4)
Boyd Gaming Corp.	7,570	201,059	(11.0)
Brandywine Realty Trust	71,554	1,006,049	(55.1)
Cantel Medical Corp.	3,438	272,118	(14.9)
Carnival Corp.	26,141	1,464,942	(80.2)
CenterPoint Energy, Inc.	78,759	2,127,281	(116.4)
Charles Schwab Corp.	3,260	150,742	(8.3)
Ciena Corp.	1,433	44,796	(2.5)
Cinemark Holdings, Inc.	15,446	642,090	(35.1)
Citizens Financial Group, Inc.	248,326	9,274,976	(507.7)
Clean Harbors, Inc.	10,508	714,964	(39.1)
Columbia Sportswear Co.	1,188	107,253	(5.9)
ConocoPhillips	3,478	243,112	(13.3)
Cornerstone OnDemand, Inc.	6,600	325,050	(17.8)
Crane Co.	88,447	7,698,427	(421.4)
Crimson Wine Group Ltd.	1	9	0.0
Cullen/Frost Bankers, Inc.	3,097	303,258	(16.6)
Curtiss-Wright Corp.	2,258	247,161	(13.5)
Dana, Inc.	13,977	217,622	(11.9)
Darden Restaurants, Inc.	76,538	8,155,124	(446.4)
Discover Financial Services	2,249	156,688	(8.6)
Domino’s Pizza, Inc.	16,260	4,370,525	(239.2)
Dropbox, Inc., Class A	15,121	354,890	(19.4)
Eagle Materials, Inc.	8,898	657,028	(36.0)
Evercore, Inc., Class A	10,280	839,773	(46.0)
Eversource Energy	7,622	482,168	(26.4)
Extended Stay America, Inc.	14,735	239,886	(13.1)
First American Financial Corp.	56,973	2,525,613	(138.2)
First Republic Bank	33,716	3,067,819	(167.9)
Fortune Brands Home & Security, Inc.	163,125	7,312,894	(400.3)
Garmin Ltd.	785	51,936	(2.8)
GreenSky, Inc., Class A	7,461	98,336	(5.4)
H&R Block, Inc.	86,489	2,295,418	(125.6)
Hartford Financial Services Group, Inc.	58,574	2,660,431	(145.6)
HEICO Corp.	1,174	98,416	(5.4)
Ingersoll-Rand PLC	31,258	2,998,892	(164.1)
Insperity, Inc.	15,852	1,741,342	(95.3)

	Shares	Value	% of Basket Value
United States (continued)
Invesco Ltd.	13,856	$300,814	(16.5)%
Kohl’s Corp.	54,414	4,120,772	(225.6)
Landstar System, Inc.	26,122	2,614,551	(143.1)
Legg Mason, Inc.	4,976	140,423	(7.7)
Liberty Media Corp. - Liberty SiriusXM, Class A	11,738	484,075	(26.5)
Liberty Media Corp. - Liberty SiriusXM, Class C	6,085	251,128	(13.7)
Macquarie Infrastructure Corp.	2,504	92,523	(5.1)
Masimo Corp.	19,542	2,259,055	(123.7)
Michael Kors Holdings Ltd.	47,006	2,604,602	(142.6)
Morgan Stanley	89,404	4,082,187	(223.4)
Motorola Solutions, Inc.	14,187	1,738,759	(95.2)
National Instruments Corp.	6,705	328,344	(18.0)
New Relic, Inc.	25,263	2,254,723	(123.4)
Nordstrom, Inc.	54,462	3,581,966	(196.1)
Norwegian Cruise Line Holdings Ltd.	2,567	113,128	(6.2)
Oshkosh Corp.	64,929	3,645,114	(199.5)
PacWest Bancorp	139,364	5,660,966	(309.9)
Palo Alto Networks, Inc.	6,051	1,107,575	(60.6)
Park Hotels & Resorts, Inc.	32,902	956,461	(52.4)
Patterson Cos., Inc.	6,221	140,470	(7.7)
Penske Automotive Group, Inc.	22,614	1,003,609	(54.9)
Pinnacle Financial Partners, Inc.	9,991	522,529	(28.6)
Pivotal Software, Inc., Class A	9,080	185,232	(10.1)
PotlatchDeltic Corp.	4,113	149,096	(8.2)
Prologis, Inc.	36,463	2,350,770	(128.7)
Prosperity Bancshares, Inc.	13,100	851,893	(46.6)
Pure Storage, Inc., Class A	13,264	267,667	(14.7)
Raytheon Co.	19,467	3,407,504	(186.5)
Realogy Holdings Corp.	17,695	337,444	(18.5)
Realty Income Corp.	10,767	648,927	(35.5)
Reliance Steel & Aluminum Co.	2,523	199,115	(10.9)
RingCentral, Inc., Class A	12,777	993,156	(54.4)
Robert Half International, Inc.	36,641	2,217,880	(121.4)
Rockwell Automation, Inc.	15,451	2,545,243	(139.3)
Ryder System, Inc.	32,471	1,795,971	(98.3)
Sealed Air Corp.	4,813	155,749	(8.5)
Snap-on, Inc.	32,392	4,986,424	(272.9)
Sotheby’s	4,360	183,120	(10.0)
Southwest Airlines Co.	11,879	583,259	(31.9)
Steel Dynamics, Inc.	9,165	362,934	(19.9)
Synchrony Financial	8,244	238,087	(13.0)
Synovus Financial Corp.	32,075	1,204,737	(65.9)
Target Corp.	77,118	6,449,378	(353.0)
Telephone & Data Systems, Inc.	136,469	4,207,339	(230.3)
Teradata Corp.	469	17,072	(0.9)
Terex Corp.	55,154	1,841,592	(100.8)
Texas Roadhouse, Inc.	379	22,914	(1.3)
Toll Brothers, Inc.	42,697	1,437,181	(78.7)
Unum Group	101,894	3,694,676	(202.2)

21

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value
United States (continued)
Urban Outfitters, Inc.	16,663	$657,522	(36.0)%
Veeva Systems, Inc., Class A	15,120	1,381,212	(75.6)
Visa, Inc., Class A	61,481	8,475,156	(463.9)
Vishay Intertechnology, Inc.	6,127	112,124	(6.1)
VMware, Inc., Class A	50,022	7,072,611	(387.1)
W.W. Grainger, Inc.	2,770	786,597	(43.1)
WellCare Health Plans, Inc.	24,317	6,711,249	(367.3)
Wendy’s Co.	10,980	189,295	(10.4)
Western Union Co.	305,690	5,514,648	(301.8)
WestRock Co.	17,484	751,287	(41.1)
Whirlpool Corp.	917	100,650	(5.5)
Williams-Sonoma, Inc.	2,917	173,211	(9.5)
WR Grace & Co.	29,054	1,882,409	(103.0)
Yelp, Inc.	40,448	1,731,983	(94.8)

		204,275,820

Total Reference Entity — Long		346,392,694

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(546)	(177,177)	9.7

Australia
Atlas Arteria, Ltd.	(475,371)	(2,302,779)	126.0
Newcrest Mining, Ltd.	(64,260)	(940,651)	51.5
Nufarm Ltd.	(2,811)	(11,367)	0.6
Origin Energy Ltd.	(13,080)	(67,784)	3.7
Transurban Group	(68,347)	(549,739)	30.1
Woolworths, Ltd.	(116,733)	(2,356,069)	129.0

		(6,228,389)
Austria
ams AG	(18,485)	(720,125)	39.4
Lenzing AG	(3,659)	(331,905)	18.2

		(1,052,030)
Belgium
Cofinimmo SA	(462)	(55,311)	3.0
Umicore SA	(17,752)	(835,639)	45.8

		(890,950)
Bermuda
Marvell Technology Group Ltd.	(152,718)	(2,506,102)	137.2

	Shares	Value	% of Basket Value
Bermuda (continued)
RenaissanceRe Holdings Ltd.	(572)	$(69,876)	3.8%

		(2,575,978)
Canada
Dollarama, Inc.	(13,736)	(379,906)	20.8
Fairfax Financial Holdings Ltd.	(3,071)	(1,492,285)	81.7
Metro, Inc.	(6,661)	(209,021)	11.4
Waste Connections, Inc.	(33,311)	(2,546,293)	139.4

		(4,627,505)
Denmark
Chr Hansen Holding A/S	(3,035)	(306,359)	16.8
DONG Energy A/S	(142,027)	(9,006,036)	492.9
Pandora A/S	(21,130)	(1,321,969)	72.4
Vestas Wind Systems A/S	(936)	(58,697)	3.2

		(10,693,061)
Finland
Fortum OYJ	(144,478)	(3,041,363)	166.5
Konecranes OYJ	(84,746)	(3,034,834)	166.1

		(6,076,197)
France
Air France-KLM	(93,411)	(903,115)	49.4
Alstom SA	(53,993)	(2,358,018)	129.1
Altran Technologies SA	(204,041)	(2,022,375)	110.7
Carrefour SA	(14,792)	(286,873)	15.7
Electricite de France SA	(35,621)	(590,170)	32.3
Elis SA	(202,758)	(4,088,448)	223.8
Gecina SA	(9,601)	(1,408,110)	77.1
Groupe Eurotunnel SE	(15,034)	(189,102)	10.3
Ingenico Group SA	(7,242)	(512,552)	28.0
SEB SA	(1,528)	(219,094)	12.0
SOITEC	(337)	(24,013)	1.3
SPIE SA	(8,132)	(127,319)	7.0
Suez	(316,018)	(4,558,338)	249.5

		(17,287,527)
Germany
Delivery Hero AG	(9,034)	(363,755)	19.9
Deutsche Bank AG	(234,332)	(2,290,297)	125.4
Drillisch AG	(19,212)	(856,977)	46.9
Jungheinrich AG	(1,339)	(44,364)	2.4
ThyssenKrupp AG	(176,966)	(3,709,412)	203.1
Volkswagen AG	(22,033)	(3,701,608)	202.6
Zalando SE	(20,572)	(795,214)	43.5

		(11,761,627)
Ireland
Adient PLC	(80,793)	(2,457,723)	134.5

22

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
Italy
UniCredit SpA	(11,981)	$(153,179)	8.4%
Unione di Banche Italiane SpA	(437,438)	(1,335,130)	73.1

		(1,488,309)
Japan
Ariake Japan Co., Ltd.	(600)	(53,172)	2.9
Bic Camera, Inc.	(11,600)	(153,147)	8.4
Daiichi Sankyo Co., Ltd.	(1,300)	(49,690)	2.7
Daiwa House REIT Investment Corp.	(10)	(21,914)	1.2
Dowa Holdings Co., Ltd.	(14,900)	(433,638)	23.7
Fujitsu General, Ltd.	(10,600)	(158,787)	8.7
Hikari Tsushin, Inc.	(1,400)	(244,516)	13.4
Ito En, Ltd.	(500)	(21,283)	1.2
Japan Airport Terminal Co., Ltd.	(1,900)	(73,184)	4.0
Koito Manufacturing Co. Ltd.	(6,900)	(328,482)	18.0
Kusuri no Aoki Holdings Co., Ltd.	(2,600)	(186,870)	10.2
Makita Corp.	(4,500)	(155,575)	8.5
Minebea Co., Ltd.	(98,700)	(1,509,915)	82.6
Mitsui Fudosan Co., Ltd.	(4,300)	(96,846)	5.3
Nidec Corp.	(13,800)	(1,772,539)	97.0
Nissan Motor Co., Ltd.	(355,400)	(3,233,343)	177.0
SBI Holdings, Inc.	(40,400)	(1,054,966)	57.7
SoftBank Group Corp.	(40,400)	(3,197,207)	175.0
Sony Corp.	(2,400)	(129,880)	7.1
Sumitomo Metal Mining Co. Ltd.	(900)	(28,337)	1.6
Taisho Pharmaceutical Holdings Co. Ltd.	(700)	(74,638)	4.1
Taiyo Nippon Sanso Corp.	(1,700)	(27,323)	1.5
TechnoPro Holdings, Inc.	(2,400)	(125,032)	6.8
Toyo Tire & Rubber Co., Ltd.	(3,100)	(51,713)	2.8
Welcia Holdings Co., Ltd.	(1,700)	(86,728)	4.8
Yaoko Co., Ltd.	(1,300)	(71,101)	3.9

		(13,339,826)
Luxembourg
Aroundtown SA	(118,153)	(979,089)	53.6
B&M European Value Retail SA	(935,761)	(4,979,419)	272.5

		(5,958,508)
Netherlands
GrandVision NV	(8,088)	(203,960)	11.2
Koninklijke Boskalis Westminster NV	(39,593)	(1,138,410)	62.3

		(1,342,370)
Singapore
Singapore Post Ltd.	(379,300)	(285,553)	15.6

Security	Shares	Value	% of Basket Value
Singapore (continued)
Singapore Telecommunications Ltd.	(887,600)	$(2,027,456)	111.0%

		(2,313,009)
Spain
Banco Santander SA	(374,805)	(14,561)	0.8
Banco Santander SA	(374,805)	(1,783,305)	97.6
Bankia SA	(1,755,079)	(5,512,801)	301.7

		(7,310,667)
Sweden
Investment AB Latour, -B Shares	(7,228)	(87,450)	4.8
Nibe Industrier AB, -B Shares	(213,261)	(2,225,797)	121.8
Telia Co. AB	(1,728,547)	(7,781,039)	425.9

		(10,094,286)
Switzerland
Credit Suisse Group AG	(549,937)	(7,189,687)	393.5
Glencore PLC	(343,174)	(1,396,601)	76.5
Lonza Group AG	(25,624)	(8,057,195)	441.0
Vifor Pharma AG	(16,523)	(2,388,053)	130.7

		(19,031,536)
United Kingdom
Aggreko PLC	(79,971)	(876,441)	48.0
BT Group PLC	(1,958,072)	(5,995,627)	328.2
DS Smith PLC	(116,056)	(582,322)	31.9
IHS Markit, Ltd.	(2,567)	(134,844)	7.4
Janus Henderson Group PLC	(176,854)	(4,345,303)	237.8
John Wood Group PLC	(64,904)	(591,551)	32.4
Kingfisher PLC	(235,892)	(765,980)	41.9
Melrose Industries PLC	(589,737)	(1,269,466)	69.5
Micro Focus International PLC	(145,810)	(2,260,378)	123.7
Ocado Group PLC	(2,221)	(24,241)	1.3
Provident Financial PLC	(130,195)	(849,384)	46.5
Prudential PLC	(146,044)	(2,924,331)	160.1
Reckitt Benckiser Group PLC	(111,095)	(8,983,594)	491.7
Rio Tinto PLC	(1,985)	(96,373)	5.3
Royal Bank of Scotland Group PLC	(195,452)	(588,408)	32.2
SSE PLC	(63,177)	(920,831)	50.4
Tesco PLC	(809,909)	(2,205,725)	120.7
TP ICAP PLC	(287,736)	(1,065,987)	58.3
The UNITE Group PLC	(1,634)	(17,791)	1.0

		(34,498,577)
United States
Adtalem Global Education, Inc.	(12,950)	(655,658)	35.9
Advanced Micro Devices, Inc.	(14,884)	(271,038)	14.8
AGNC Investment Corp.	(58,065)	(1,035,880)	56.7
Alcoa Corp.	(12,852)	(449,691)	24.6
Allegheny Technologies, Inc.	(56,921)	(1,473,685)	80.7
Amazon.com, Inc.	(1,629)	(2,603,158)	142.5

23

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Annaly Capital Management, Inc.	(72,860)	$(719,128)	39.4%
Arconic, Inc.	(3,571)	(72,598)	4.0
Autodesk, Inc.	(13,853)	(1,790,500)	98.0
Becton Dickinson & Co.	(29,323)	(6,758,952)	369.9
Bio-Techne Corp.	(2,587)	(433,892)	23.7
Booking Holdings, Inc.	(1,577)	(2,956,213)	161.8
BWX Technologies, Inc.	(26,652)	(1,558,076)	85.3
Caesars Entertainment Corp.	(128,196)	(1,101,204)	60.3
Callon Petroleum Co.	(242,655)	(2,419,270)	132.4
Campbell Soup Co.	(82,744)	(3,095,453)	169.4
Carvana Co.	(53,647)	(2,078,821)	113.8
Centennial Resource Development, Inc.	(187,560)	(3,593,650)	196.7
CenturyLink, Inc.	(70,330)	(1,451,611)	79.4
CF Industries Holdings, Inc.	(7,490)	(359,745)	19.7
Charter Communications, Inc.	(25,480)	(8,163,028)	446.8
Chegg, Inc.	(107,702)	(2,938,111)	160.8
Cleveland-Cliffs, Inc.	(25,186)	(271,001)	14.8
Coherent, Inc.	(6,299)	(775,659)	42.5
Cooper Cos., Inc.	(18,528)	(4,785,968)	262.0
CoreCivic, Inc.	(860)	(19,316)	1.1
Coty, Inc., Class A	(138,536)	(1,461,555)	80.0
Cree, Inc.	(37,678)	(1,462,660)	80.1
Crown Holdings, Inc.	(6,982)	(295,269)	16.2
Darling International, Inc.	(130,459)	(2,695,283)	147.5
Digital Realty Trust, Inc.	(11,694)	(1,207,522)	66.1
Dollar Tree, Inc.	(36,551)	(3,081,249)	168.6
Dover Corp.	(5,763)	(477,407)	26.1
DowDuPont, Inc.	(37,971)	(2,047,396)	112.1
DXC Technology Co.	(37,793)	(2,752,464)	150.7
Dycom Industries, Inc.	(35,256)	(2,393,177)	131.0
EPR Properties	(48,444)	(3,330,041)	182.3
Equifax, Inc.	(11,917)	(1,208,860)	66.2
Floor & Decor Holdings, Inc.	(18,269)	(467,321)	25.6
FMC Corp.	(20,504)	(1,600,952)	87.6
Fortive Corp.	(95,794)	(7,112,705)	389.3
Gartner, Inc.	(19,594)	(2,890,507)	158.2
Genesee & Wyoming, Inc., Class A	(897)	(71,069)	3.9
Global Payments, Inc.	(30,320)	(3,463,454)	189.6
Hasbro, Inc.	(10,955)	(1,004,683)	55.0
Healthcare Realty Trust, Inc.	(16,434)	(457,851)	25.1
Healthcare Services Group, Inc.	(17,384)	(705,617)	38.6
HollyFrontier Corp.	(43,164)	(2,910,980)	159.3
The Howard Hughes Corp.	(25,810)	(2,878,331)	157.5
ICU Medical, Inc.	(810)	(206,331)	11.3
II-VI, Inc.	(94,152)	(3,505,279)	191.9
Ingevity Corp.	(21,103)	(1,922,061)	105.2
Invitation Homes, Inc.	(61,871)	(1,353,737)	74.1
IPG Photonics Corp.	(2,520)	(336,546)	18.4
Iqvia Holdings, Inc.	(2,231)	(274,257)	15.0

Security	Shares	Value	% of Basket Value
United States (continued)
Kansas City Southern	(874)	$(89,113)	4.9%
Kirby Corp.	(2,817)	(202,655)	11.1
Kraft Heinz Co.	(88,833)	(4,883,150)	267.3
Laboratory Corp. of America Holdings	(4,681)	(751,535)	41.1
Liberty Broadband Corp.	(3,482)	(288,762)	15.8
Liberty Media Corp-Liberty Formula One	(7,124)	(235,662)	12.9
Littelfuse, Inc.	(7,104)	(1,286,961)	70.4
LKQ Corp.	(246,627)	(6,725,518)	368.1
Marsh & McLennan Cos., Inc.	(23,106)	(1,958,233)	107.2
MasTec, Inc.	(4,398)	(191,357)	10.5
McDermott International, Inc.	(61,619)	(476,315)	26.1
Microchip Technology, Inc.	(87,111)	(5,730,162)	313.6
Middleby Corp.	(12,343)	(1,386,119)	75.9
Navistar International Corp.	(13,663)	(457,574)	25.0
Nielsen Holdings PLC	(5,839)	(151,697)	8.3
NRG Energy, Inc.	(1,013)	(36,660)	2.0
PDC Energy, Inc.	(11,048)	(468,988)	25.7
Platform Specialty Products Corp.	(3,039)	(32,882)	1.8
Qurate Retail, Inc.	(112,740)	(2,473,516)	135.4
Reliance Worldwide Corp., Ltd.	(45,430)	(161,846)	8.9
Sabra Health Care REIT, Inc.	(119,448)	(2,586,049)	141.5
SiteOne Landscape Supply, Inc.	(5,610)	(381,704)	20.9
Southern Co.	(70,232)	(3,162,547)	173.1
Stamps.com, Inc.	(1,290)	(260,799)	14.3
Starbucks Corp.	(92,929)	(5,414,973)	296.4
Starwood Property Trust, Inc.	(47,822)	(1,038,694)	56.8
Sterling Bancorp	(210,928)	(3,792,485)	207.6
Symantec Corp.	(113,797)	(2,065,416)	113.0
Take-Two Interactive Software, Inc.	(13,842)	(1,783,819)	97.6
Teleflex, Inc.	(15,075)	(3,629,156)	198.6
Tempur Sealy International, Inc.	(13,302)	(614,685)	33.6
Tesla Motors, Inc.	(4,731)	(1,595,861)	87.3
Trimble Navigation, Ltd.	(68,125)	(2,546,512)	139.4
Trinity Industries, Inc.	(20,802)	(593,897)	32.5
Under Armour, Inc., Class A	(4,849)	(107,211)	5.9
Uniti Group, Inc.	(179,887)	(3,443,037)	188.4
Universal Display Corp.	(1,423)	(175,043)	9.6
US Foods Holding Corp.	(3,173)	(92,556)	5.1
Virtu Financial, Inc., Class A	(28,880)	(685,034)	37.5
Visteon Corp.	(208)	(16,440)	0.9
Vistra Energy Corp.	(8,302)	(187,874)	10.3
WABCO Holdings, Inc.	(2,184)	(234,671)	12.8
Walgreens Boots Alliance, Inc.	(76,104)	(6,070,816)	332.3
Walt Disney Co.	(28,826)	(3,310,090)	181.2
Wayfair, Inc., Class A	(838)	(92,423)	5.1
West Pharmaceutical Services, Inc.	(1,326)	(140,450)	7.7
Worldpay, Inc., Class A	(4,740)	(435,322)	23.8

24

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
WP Carey, Inc.	(64,783)	$(4,276,326)	234.1%
Xerox Corp.	(65,897)	(1,836,549)	100.5
Zimmer Biomet Holdings, Inc.	(44,453)	(5,049,416)	276.4

		(189,014,430)

Total Reference Entity—Short		(348,219,682)

Net Value of Reference Entity— Goldman Sachs & Co.		$(1,826,988)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of October 31, 2018 expiration dates 02/17/23:

Security	Shares	Value	% of Basket Value
Reference Entity — Long
Argentina
Globant SA	1,781	$91,686	(144.7)%

Bermuda
Liberty Latin America Ltd., Class C	905	16,299	(25.7)

Canada
Lions Gate Entertainment Corp., Class B	1,158	20,601	(32.5)

China
China Biologic Products Holdings, Inc.	623	41,392	(65.3)

Netherlands
Aegon NV	4,183	25,432	(40.1)

United Kingdom
Coca-Cola European Partners PLC	453	20,607	(32.5)
Farfetch, Ltd., Class A	856	17,582	(27.8)
Ferroglobe PLC	2,270	13,824	(21.8)
International Game Technology PLC	2,932	54,388	(85.8)
Nomad Foods Ltd.	767	14,650	(23.1)
Seadrill, Ltd.	866	17,632	(27.8)
TechnipFMC PLC	832	21,882	(34.5)

		160,565
United States
ACCO Brands Corp.	1,393	11,242	(17.7)
Altice USA, Inc., Class A	22,217	362,359	(571.6)

Security	Shares	Value	% of Basket Value
United States (continued)
AMC Entertainment Holdings, Inc., Class A	2,246	$43,258	(68.2)%
Amkor Technology, Inc.	2,536	18,132	(28.6)
AMN Healthcare Services, Inc.	376	19,033	(30.0)
Apache Corp.	452	17,099	(27.0)
athenahealth, Inc.	121	15,432	(24.3)
Baker Hughes a GE Co.	652	17,402	(27.5)
Bank of Hawaii Corp.	189	14,825	(23.4)
Bank OZK	702	19,207	(30.3)
Beacon Roofing Supply, Inc.	530	14,792	(23.3)
BJ’s Wholesale Club Holdings, Inc.	727	16,103	(25.4)
Bristol-Myers Squibb Co.	526	26,584	(41.9)
Brixmor Property Group, Inc.	81,991	1,328,254	(2,095.4)
Cardinal Health, Inc.	403	20,392	(32.2)
CDK Global, Inc.	370	21,179	(33.4)
Cloudera, Inc.	1,907	26,240	(41.4)
CNA Financial Corp.	1,058	45,885	(72.4)
Coca-Cola Bottling Co. Consolidated	120	20,716	(32.7)
Cogent Communications Holdings, Inc.	402	20,896	(33.0)
Cornerstone OnDemand, Inc.	494	24,329	(38.4)
Diamond Offshore Drilling, Inc.	2,099	29,764	(47.0)
Dillard’s, Inc., Class A	309	21,760	(34.3)
Domino’s Pizza, Inc.	67	18,009	(28.4)
Eagle Materials, Inc.	219	16,171	(25.5)
Everest Re Group Ltd.	91	19,825	(31.3)
Extended Stay America, Inc.	1,161	18,901	(29.8)
First American Financial Corp.	449	19,904	(31.4)
Fortinet, Inc.	244	20,052	(31.6)
GreenSky, Inc., Class A	1,944	25,622	(40.4)
Herc Holdings, Inc.	480	15,389	(24.3)
Jones Lang LaSalle, Inc.	178	23,542	(37.1)
MEDIA GEN, Inc. CVR	3,231	—	0.0
Mosaic Co.	717	22,184	(35.0)
Nevro Corp.	727	35,449	(55.9)
Newell Brands, Inc.	1,032	16,388	(25.9)
Nordstrom, Inc.	232	15,259	(24.1)
Norwegian Cruise Line Holdings Ltd.	504	22,211	(35.0)
NxStage Medical, Inc.	619	17,567	(27.7)
Raymond James Financial, Inc.	217	16,642	(26.3)
Ryman Hospitality Properties, Inc.	395	30,648	(48.4)
Scientific Games Corp., Class A	653	14,536	(22.9)
SeaWorld Entertainment, Inc.	747	19,512	(30.8)
Simon Property Group, Inc.	108	19,820	(31.3)
SPS Commerce, Inc.	195	18,153	(28.6)
Syneos Health, Inc.	526	24,001	(37.9)
Talend SA, ADR	325	20,134	(31.8)
TD Ameritrade Holding Corp.	1,016	52,548	(82.9)
Tenable Holdings, Inc.	651	18,540	(29.2)

25

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Tiffany & Co.	199	$22,149	(34.9)%
TJX Cos., Inc.	79	8,681	(13.7)
Venator Materials PLC	3,930	26,567	(41.9)
Wabash National Corp.	2,053	31,000	(48.9)
Wingstop, Inc.	260	16,281	(25.7)

		2,800,568

Total Reference Entity — Long		3,156,543

Reference Entity — Short

Puerto Rico
Popular, Inc.	(2,340)	(121,703)	192.0%

United States
Americold Realty Trust	(20,513)	(507,697)	800.9
Conn’s, Inc.	(1,910)	(53,060)	83.7
Cracker Barrel Old Country Store, Inc.	(1,171)	(185,814)	293.1
DISH Network Corp.	(23,197)	(713,076)	1,124.9
Domtar Corp.	(873)	(40,429)	63.8
First Midwest Bancorp, Inc.	(5,349)	(122,813)	193.7
Gardner Denver Holdings, Inc.	(569)	(15,397)	24.3
The Goldman Sachs Group, Inc.	(1,477)	(332,871)	525.1
Houlihan Lokey, Inc.	(449)	(18,490)	29.2
IAC/InterActiveCorp	(439)	(86,303)	136.1
Independent Bank Corp.	(1,006)	(78,921)	124.5
iRobot Corp.	(266)	(23,453)	37.0
Keane Group, Inc.	(6,614)	(83,138)	131.2
MGIC Investment Corp.	(14,524)	(177,338)	279.8
Papa John’s International, Inc.	(133)	(7,254)	11.4
ProPetro Holding Corp.	(6,599)	(116,472)	183.7
Reata Pharmaceuticals, Inc.	(941)	(55,453)	87.5
Restoration Hardware	(1,622)	(187,682)	296.1
SLM Corp.	(4,087)	(41,442)	65.4
Stitch Fix, Inc., Class A	(1,258)	(33,161)	52.3
Tellurian, Inc.	(9,815)	(78,520)	123.9
Uniti Group, Inc.	(6,484)	(124,104)	195.8
Varex Imaging Corp.	(591)	(15,342)	24.2

		(3,098,230)

Total Reference Entity — Short		(3,219,933)

Net Value of Reference Entity — Bank of America, N.A.		$(63,390)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2018 expiration dates 12/10/18 — 02/27/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long
Argentina
Despegar.com Corp.	21,854	$351,194	1.9%
Globant SA	5,974	307,541	1.6

		658,735
Bermuda
Assured Guaranty Ltd.	8,294	331,594	1.8
Golar LNG Ltd.	5,804	155,431	0.8
Liberty Latin America Ltd., Class C	21,348	384,478	2.1

		871,503
Brazil
Cosan Ltd., Class A	26,668	222,678	1.2

Canada
Lions Gate Entertainment Corp., Class B	10,902	193,946	1.0

Israel
Mellanox Technologies Ltd.	6,359	538,544	2.9
Orbotech Ltd.	5,130	286,972	1.5
Taro Pharmaceutical Industries Ltd.	3,652	363,410	1.9
Tower Semiconductor Ltd.	18,817	295,239	1.6

		1,484,165
Monaco
GasLog Ltd.	3,639	74,454	0.4

Netherlands
Aegon NV	56,811	345,411	1.8
Constellium NV, Class A	13,057	118,296	0.6
Koninklijke Philips NV	4,016	149,516	0.8
Wright Medical Group NV	2,616	70,580	0.4

		683,803
Peru
Southern Copper Corp.	20,141	772,206	4.1

Sweden
Spotify Technology SA	3,588	537,088	2.9

United Kingdom
Cardtronics PLC, Class A	5,353	145,387	0.8
Coca-Cola European Partners PLC	2,390	108,721	0.6
Delphi Technologies PLC	3,773	80,893	0.4

26

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Ferroglobe PLC	8,248	$50,230	0.3%
International Game Technology PLC	3,725	69,099	0.4
Nomad Foods Ltd.	10,287	196,482	1.0
Seadrill, Ltd.	11,260	229,254	1.2

		880,066
United States
Aaron’s, Inc.	2,862	134,886	0.7
ABIOMED, Inc.	420	143,304	0.8
ACCO Brands Corp.	32,279	260,492	1.4
ADT, Inc.	26,676	206,472	1.1
Advance Auto Parts, Inc.	6,169	985,559	5.3
Advanced Drainage Systems, Inc.	3,336	92,707	0.5
Agilent Technologies, Inc.	16,731	1,084,002	5.8
Air Transport Services Group, Inc.	4,296	84,202	0.5
Alliance Data Systems Corp.	1,708	352,155	1.9
Allstate Corp.	235	22,494	0.1
Alta Mesa Resources, Inc., Class A	5,138	16,185	0.1
Altice USA, Inc., Class A	7,276	118,672	0.6
AMC Entertainment Holdings, Inc., Class A	23,961	461,489	2.5
AMC Networks, Inc., Class A	3,494	204,679	1.1
Ameren Corp.	43,304	2,796,572	14.9
American Financial Group, Inc.	27,333	2,734,120	14.6
Ameriprise Financial, Inc.	3,661	465,826	2.5
AmerisourceBergen Corp.	12,858	1,131,504	6.0
Amkor Technology, Inc.	6,103	43,636	0.2
AMN Healthcare Services, Inc.	914	46,267	0.2
Analog Devices, Inc.	8,446	707,015	3.8
AO Smith Corp.	4,508	205,249	1.1
Applied Materials, Inc.	11,758	386,603	2.1
Arlo Technologies, Inc.	8,786	119,402	0.6
Asbury Automotive Group, Inc.	754	49,085	0.3
ASGN, Inc.	2,111	141,606	0.8
Assurant, Inc.	2,463	239,428	1.3
athenahealth, Inc.	355	45,277	0.2
Atkore International Group, Inc.	2,726	52,503	0.3
Atmos Energy Corp.	23,216	2,160,945	11.5
Automatic Data Processing, Inc.	19,687	2,836,503	15.1
AutoNation, Inc.	3,630	146,942	0.8
Avalara, Inc.	2,547	85,375	0.5
Avanos Medical, Inc.	3,973	224,872	1.2
AXA Equitable Holdings, Inc.	1,616	32,789	0.2
Axalta Coating Systems Ltd.	15,326	378,246	2.0
B&G Foods, Inc.	13,694	356,592	1.9
Baker Hughes a GE Co.	18,334	489,334	2.6
Bank of Hawaii Corp.	816	64,007	0.3
Bank OZK	25,449	696,285	3.7
Beacon Roofing Supply, Inc.	6,346	177,117	0.9

Security	Shares	Value	% of Basket Value
United States (continued)
Bio-Rad Laboratories, Inc., Class A	1,168	$318,689	1.7%
Black Hills Corp.	15,715	935,043	5.0
Bloomin’ Brands, Inc.	6,287	125,426	0.7
BorgWarner, Inc.	11,659	459,481	2.5
Boston Properties, Inc.	23,252	2,807,912	15.0
Boyd Gaming Corp.	5,528	146,824	0.8
Brandywine Realty Trust	2,782	39,115	0.2
BrightView Holdings, Inc.	10,317	151,866	0.8
Brink’s Co.	817	54,183	0.3
Brinker International, Inc.	2,126	92,162	0.5
Bristol-Myers Squibb Co.	2,375	120,033	0.6
Brookdale Senior Living, Inc.	6,481	57,875	0.3
Brown & Brown, Inc.	46,490	1,310,088	7.0
Brown-Forman Corp., Class B	14,093	653,070	3.5
Bruker Corp.	8,207	257,125	1.4
Brunswick Corp.	11,917	619,565	3.3
Cabot Corp.	11,209	545,654	2.9
Calavo Growers, Inc.	323	31,331	0.2
Cantel Medical Corp.	5,891	466,273	2.5
Carbon Black, Inc.	2,397	39,479	0.2
Cardinal Health, Inc.	4,774	241,564	1.3
Cardiovascular Systems, Inc.	4,489	125,916	0.7
Carpenter Technology Corp.	4,334	189,006	1.0
CBS Corp., Class B	1,315	75,415	0.4
CDK Global, Inc.	9,602	549,618	2.9
CDW Corp.	14,720	1,324,947	7.1
Charles Schwab Corp.	14,002	647,452	3.5
Chemed Corp.	1,920	584,314	3.1
Cintas Corp.	4,606	837,693	4.5
CIT Group, Inc.	5,195	246,139	1.3
Clean Harbors, Inc.	3,876	263,723	1.4
Cloudera, Inc.	8,817	121,322	0.6
CNA Financial Corp.	9,166	397,529	2.1
Coca-Cola Bottling Co. Consolidated	518	89,422	0.5
Coeur Mining, Inc.	5,751	27,490	0.1
Cogent Communications Holdings, Inc.	18,228	947,491	5.1
Cognex Corp.	2,360	101,102	0.5
Columbia Sportswear Co.	17,559	1,585,227	8.5
Comfort Systems USA, Inc.	30,627	1,637,932	8.7
CommScope Holding Co., Inc.	1,119	26,923	0.1
Conagra Brands, Inc.	3,163	112,603	0.6
CONMED Corp.	622	41,941	0.2
ConocoPhillips	20,678	1,445,392	7.7
Consolidated Communications Holdings, Inc.	8,099	101,399	0.5
Constellation Brands, Inc., Class A	849	169,146	0.9
Continental Resources, Inc.	6,822	359,383	1.9
Core-Mark Holding Co., Inc.	2,511	96,448	0.5

27

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
CoreLogic, Inc.	2,441	$99,153	0.5%
CorePoint Lodging, Inc.	26,938	440,975	2.4
Cornerstone OnDemand, Inc.	3,348	164,889	0.9
Crane Co.	13,260	1,154,150	6.2
Crown Castle International Corp.	25,750	2,800,055	14.9
Curtiss-Wright Corp.	3,502	383,329	2.0
D.R. Horton, Inc.	67,340	2,421,546	12.9
Dana, Inc.	26,775	416,887	2.2
Danaher Corp.	1,591	158,145	0.8
Deluxe Corp.	13,525	638,515	3.4
Devon Energy Corp.	11,531	373,604	2.0
DexCom, Inc.	5,739	761,967	4.1
Diamond Offshore Drilling, Inc.	11,484	162,843	0.9
Dillard’s, Inc., Class A	3,950	278,159	1.5
Dolby Laboratories, Inc., Class A	17,771	1,222,823	6.5
Domino’s Pizza, Inc.	860	231,159	1.2
DTE Energy Co.	544	61,146	0.3
Duke Realty Corp.	99,688	2,748,398	14.7
Eagle Materials, Inc.	7,990	589,982	3.2
Eaton Vance Corp.	22,554	1,016,058	5.4
Elanco Animal Health, Inc.	753	22,951	0.1
Energizer Holdings, Inc.	8,439	495,960	2.6
Estee Lauder Cos., Inc., Class A	14,729	2,024,354	10.8
Evercore, Inc., Class A	6,128	500,596	2.7
Everest Re Group Ltd.	796	173,417	0.9
EW Scripps Co., Class A	7,690	129,346	0.7
First American Financial Corp.	15,974	708,127	3.8
First Citizens BancShares, Inc., Class A	74	31,571	0.2
FirstCash, Inc.	6,723	540,529	2.9
Five Below, Inc.	2,846	323,932	1.7
FleetCor Technologies, Inc.	490	98,015	0.5
FLIR Systems, Inc.	1,043	48,301	0.3
FNF Group	11,804	394,844	2.1
Fortinet, Inc.	11,483	943,673	5.0
Four Corners Property Trust, Inc.	26,086	680,323	3.6
Fresh Del Monte Produce, Inc.	8,223	271,606	1.5
frontdoor, Inc.	6,435	219,112	1.2
FTI Consulting, Inc.	2,212	152,871	0.8
GATX Corp.	983	73,656	0.4
Goodyear Tire & Rubber Co.	23,903	503,397	2.7
Gray Television, Inc.	1,419	24,563	0.1
GreenSky, Inc., Class A	13,196	173,923	0.9
Group 1 Automotive, Inc.	13,451	776,661	4.1
GrubHub, Inc.	6,565	608,838	3.3
Haemonetics Corp.	3,674	383,823	2.0
Hanover Insurance Group, Inc.	3,777	420,682	2.2
Harris Corp.	3,515	522,716	2.8
Hawaiian Holdings, Inc.	1,451	50,219	0.3
Hecla Mining Co.	31,925	76,620	0.4
HEICO Corp.	3,747	314,111	1.7

Security	Shares	Value	% of Basket Value
United States (continued)
Henry Schein, Inc.	387	$32,121	0.2%
Herc Holdings, Inc.	11,268	361,252	1.9
HMS Holdings Corp.	813	23,431	0.1
Honeywell International, Inc.	6,560	950,019	5.1
Hormel Foods Corp.	65,503	2,858,551	15.3
HP, Inc.	34,880	842,003	4.5
Hubbell, Inc.	10,090	1,026,153	5.5
Huntington Ingalls Industries, Inc.	1,901	415,330	2.2
ICF International, Inc.	2,085	153,539	0.8
IDACORP, Inc.	15,372	1,433,593	7.7
IDEXX Laboratories, Inc.	1,031	218,696	1.2
Ingersoll-Rand PLC	6,015	577,079	3.1
Insperity, Inc.	3,470	381,180	2.0
Insulet Corp.	5,147	454,017	2.4
Integra LifeSciences Holdings Corp.	1,270	68,034	0.4
International Paper Co.	24,056	1,091,180	5.8
Intersect ENT, Inc.	1,948	54,661	0.3
Investors Bancorp, Inc.	221,874	2,480,551	13.2
ITT, Inc.	3,929	198,415	1.1
Jazz Pharmaceuticals PLC	3,767	598,275	3.2
Jones Lang LaSalle, Inc.	4,515	597,154	3.2
KAR Auction Services, Inc.	19,676	1,120,351	6.0
Kellogg Co.	5,148	337,091	1.8
KeyCorp	102,291	1,857,605	9.9
Kimco Realty Corp.	27,603	444,132	2.4
Kohl’s Corp.	11,418	864,685	4.6
Landstar System, Inc.	2,357	235,912	1.3
LCI Industries	1,167	80,931	0.4
Lincoln National Corp.	46,673	2,809,248	15.0
Macerich Co.	16,170	834,695	4.5
Mallinckrodt PLC	7,791	195,242	1.0
Manhattan Associates, Inc.	4,815	229,868	1.2
Marriott Vacations Worldwide Corp.	2,302	203,704	1.1
Masco Corp.	45,620	1,368,600	7.3
Masimo Corp.	1,985	229,466	1.2
MAXIMUS, Inc.	1,606	104,342	0.6
McKesson Corp.	1,868	233,052	1.2
MEDNAX, Inc.	4,537	187,333	1.0
Meritor, Inc.	2,232	37,922	0.2
Michael Kors Holdings Ltd.	9,190	509,218	2.7
Microchip Technology, Inc.	1,542	101,433	0.5
Monster Beverage Corp.	24,101	1,273,738	6.8
Mosaic Co.	15,176	469,545	2.5
Motorola Solutions, Inc.	21,106	2,586,751	13.8
MRC Global, Inc.	15,013	237,656	1.3
MSG Networks, Inc., Class A	6,212	158,717	0.8
National Beverage Corp.	330	30,509	0.2
NCI Building Systems, Inc.	6,189	75,815	0.4

28

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
New Relic, Inc.	3,395	$303,004	1.6%
Newell Brands, Inc.	24,560	390,013	2.1
Nexstar Media Group, Inc., Class A	281	21,044	0.1
NIKE, Inc., Class B	10,475	786,044	4.2
Nordstrom, Inc.	10,276	675,853	3.6
Norfolk Southern Corp.	2,912	488,721	2.6
Norwegian Cruise Line Holdings Ltd.	30,649	1,350,701	7.2
NVIDIA Corp.	3,823	806,003	4.3
NxStage Medical, Inc.	10,675	302,957	1.6
Omnicom Group, Inc.	1,857	138,012	0.7
ONE Gas, Inc.	523	41,270	0.2
Oshkosh Corp.	51,041	2,865,442	15.3
PacWest Bancorp	6,876	279,303	1.5
Palo Alto Networks, Inc.	1,194	218,550	1.2
Paramount Group, Inc.	27,390	391,403	2.1
Parker-Hannifin Corp.	2,671	405,004	2.2
Penske Automotive Group, Inc.	3,145	139,575	0.7
Pilgrim’s Pride Corp.	3,553	62,746	0.3
Pinnacle Financial Partners, Inc.	15,380	804,374	4.3
Pinnacle West Capital Corp.	30,918	2,543,006	13.6
Plantronics, Inc.	568	33,495	0.2
PNM Resources, Inc.	8,299	318,765	1.7
Post Holdings, Inc.	970	85,767	0.5
PotlatchDeltic Corp.	24,012	870,435	4.6
PRA Health Sciences, Inc.	747	72,362	0.4
Principal Financial Group, Inc.	9,679	455,591	2.4
Progress Software Corp.	2,964	95,263	0.5
Prosperity Bancshares, Inc.	8,171	531,360	2.8
Pure Storage, Inc., Class A	6,204	125,197	0.7
QUALCOMM, Inc.	5,730	360,360	1.9
Quanta Services, Inc.	1,470	45,864	0.2
Raytheon Co.	2,853	499,389	2.7
Reliance Steel & Aluminum Co.	413	32,594	0.2
Republic Services, Inc.	1,500	109,020	0.6
Resideo Technologies, Inc.	1,686	35,490	0.2
Revance Therapeutics, Inc.	3,088	67,226	0.4
RingCentral, Inc., Class A	16,376	1,272,907	6.8
Rockwell Automation, Inc.	16,894	2,782,949	14.9
Ryman Hospitality Properties, Inc.	709	55,011	0.3
Schneider National, Inc., Class B	5,823	127,349	0.7
Scotts Miracle-Gro Co., Class A	4,256	284,045	1.5
SEACOR Marine Holdings, Inc.	1	18	0.0
SeaWorld Entertainment, Inc.	23,588	616,119	3.3
Selective Insurance Group, Inc.	8,920	578,462	3.1
ServiceNow, Inc.	2,060	372,942	2.0
Sinclair Broadcast Group, Inc., Class A	7,720	221,101	1.2
Sirius XM Holdings, Inc.	239,039	1,439,015	7.7
Snap, Inc., Class A	4,087	27,015	0.1
Snap-on, Inc.	11,531	1,775,082	9.5

Security	Shares	Value	% of Basket Value
United States (continued)
Sonos, Inc.	31,558	$401,102	2.1%
Sotheby’s	3,096	130,032	0.7
Southwest Airlines Co.	6,194	304,125	1.6
Spectrum Brands Holdings, Inc.	4,282	278,116	1.5
Splunk, Inc.	7,726	771,364	4.1
Sprint Corp.	51,849	317,316	1.7
SPS Commerce, Inc.	2,502	232,911	1.2
State Street Corp.	1,627	111,856	0.6
Steel Dynamics, Inc.	2,138	84,665	0.5
STORE Capital Corp.	57,301	1,663,448	8.9
Stryker Corp.	704	114,203	0.6
Synaptics, Inc.	1,381	51,843	0.3
Syneos Health, Inc.	1,062	48,459	0.3
Sysco Corp.	5,355	381,972	2.0
Talend SA, ADR	3,597	222,834	1.2
Talos Energy, Inc.	8,225	214,344	1.1
Tanger Factory Outlet Centers, Inc.	4,121	91,733	0.5
Target Corp.	12,765	1,067,537	5.7
TD Ameritrade Holding Corp.	42,221	2,183,670	11.7
TEGNA, Inc.	18,899	218,094	1.2
Telephone & Data Systems, Inc.	3,553	109,539	0.6
Tenable Holdings, Inc.	4,051	115,372	0.6
Teradata Corp.	3,376	122,886	0.7
TerraForm Power, Inc., Class A	50,185	565,585	3.0
Thor Industries, Inc.	6,571	457,604	2.4
Tiffany & Co.	3,174	353,266	1.9
Timken Co.	10,629	420,377	2.2
TJX Cos., Inc.	7,003	769,490	4.1
TopBuild Corp.	1,648	75,182	0.4
Toro Co.	2,783	156,766	0.8
Total System Services, Inc.	5,191	473,160	2.5
Tribune Media Co., Class A	6,431	244,442	1.3
TTM Technologies, Inc.	5,371	62,841	0.3
Tutor Perini Corp.	3,931	60,931	0.3
Twilio, Inc., Class A	1,968	148,033	0.8
Two Harbors Investment Corp.	15,852	232,866	1.2
Union Bankshares Corp.	4,560	155,678	0.8
Union Pacific Corp.	15,626	2,284,834	12.2
United Bankshares, Inc.	2,152	71,382	0.4
United Natural Foods, Inc.	18,780	408,089	2.2
United Technologies Corp.	13,658	1,696,460	9.1
Unum Group	9,979	361,839	1.9
Valvoline, Inc.	1,144	22,788	0.1
Vectren Corp.	3,559	254,575	1.4
Veeva Systems, Inc., Class A	371	33,891	0.2
Venator Materials PLC	9,553	64,578	0.3
VF Corp.	13,688	1,134,461	6.1
Viacom, Inc., Class B	11,430	365,531	2.0
Visa, Inc., Class A	20,553	2,833,231	15.1
Vishay Intertechnology, Inc.	52,503	960,805	5.1
Voya Financial, Inc.	9,816	429,548	2.3

29

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Vulcan Materials Co.	329	$33,275	0.2%
W.W. Grainger, Inc.	1,443	409,769	2.2
Wabash National Corp.	11,749	177,410	0.9
Watsco, Inc.	127	18,819	0.1
Weingarten Realty Investors	4,800	134,976	0.7
WellCare Health Plans, Inc.	3,023	834,318	4.5
Wendy’s Co.	15,803	272,444	1.5
WESCO International, Inc.	11,845	594,382	3.2
WestRock Co.	65,021	2,793,952	14.9
Weyerhaeuser Co.	85,778	2,284,268	12.2
Whirlpool Corp.	5,215	572,398	3.1
Whiting Petroleum Corp.	2,339	87,245	0.5
Williams Cos., Inc.	18,602	452,587	2.4
Wingstop, Inc.	2,758	172,706	0.9
WR Grace & Co.	1,243	80,534	0.4
Wyndham Destinations, Inc.	1,518	54,466	0.3
Xperi Corp.	1,783	23,179	0.1
Zoetis, Inc.	5,584	503,398	2.7

		162,142,442

Total Reference Entity — Long		168,521,086

Reference Entity - Short
Bermuda
Enstar Group Ltd.	(4,151)	(753,822)	(4.0)
Marvell Technology Group Ltd.	(10,664)	(174,996)	(0.9)
RenaissanceRe Holdings Ltd.	(3,183)	(388,835)	(2.1)
Signet Jewelers Ltd.	(517)	(28,978)	(0.2)
Triton International, Ltd.	(5,676)	(182,597)	(1.0)

		(1,529,228)

Security	Shares	Value	% of Basket Value
Brazil
Pagseguro Digital, Ltd., Class A Class A	(3,005)	$(81,105)	(0.4)%

China
SINA Corp.	(7,106)	(449,881)	(2.4)

Germany
Deutsche Bank AG	(7,989)	(78,053)	(0.4)

Ireland
Adient PLC	(675)	(20,534)	(0.1)
AerCap Holdings NV	(31,204)	(1,562,696)	(8.3)
Allegion PLC	(6,441)	(552,187)	(3.0)

		(2,135,417)
Israel
Check Point Software Technologies, Ltd.	(1,997)	(221,667)	(1.2)
SodaStream International, Ltd.	(647)	(92,773)	(0.5)

		(314,440)
Jersey
Novocure, Ltd.	(532)	(17,630)	(0.1)

Netherlands
Cimpress NV	(1,206)	(150,738)	(0.8)

Peru
Credicorp, Ltd.	(1,097)	(247,604)	(1.3)

Puerto Rico
Popular, Inc.	(9,399)	(488,842)	(2.6)

Sweden
Autoliv, Inc.	(250)	(20,835)	(0.1)

United Kingdom
Aon PLC	(9,568)	(1,494,330)	(8.0)
CNH Industrial NV	(45,699)	(474,813)	(2.5)
Fiat Chrysler Automobiles NV	(1,129)	(17,059)	(0.1)
IHS Markit, Ltd.	(43,091)	(2,263,570)	(12.1)

		(4,249,772)
United States
AAON, Inc.	(1,842)	(63,531)	(0.3)
AAR Corp.	(2,389)	(113,669)	(0.6)
Abbott Laboratories	(18,723)	(1,290,764)	(6.9)
Abercrombie & Fitch Co., Class A	(31,589)	(622,303)	(3.3)
ABM Industries, Inc.	(8,248)	(253,626)	(1.4)

30

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Acacia Communications, Inc.	(4,965)	$(171,144)	(0.9)%
ACI Worldwide, Inc.	(2,446)	(61,370)	(0.3)
Activision Blizzard, Inc.	(9,560)	(660,118)	(3.5)
Actuant Corp.	(24,176)	(576,598)	(3.1)
Adtalem Global Education, Inc.	(4,161)	(210,671)	(1.1)
Advanced Disposal Services, Inc.	(5,879)	(159,262)	(0.9)
Advanced Energy Industries, Inc.	(7,320)	(314,980)	(1.7)
Advanced Micro Devices, Inc.	(1,167)	(21,251)	(0.1)
AECOM	(2,284)	(66,556)	(0.4)
Aerie Pharmaceuticals, Inc.	(381)	(20,262)	(0.1)
Aerovironment, Inc.	(3,961)	(356,371)	(1.9)
AES Corp.	(42,870)	(625,045)	(3.3)
Aflac, Inc.	(11,827)	(509,389)	(2.7)
AGNC Investment Corp.	(4,053)	(72,306)	(0.4)
Agree Realty Corp.	(5,086)	(291,275)	(1.6)
Alcoa Corp.	(1,227)	(42,933)	(0.2)
Alleghany Corp.	(1,161)	(697,389)	(3.7)
ALLETE, Inc.	(16,261)	(1,203,314)	(6.4)
Alphabet, Inc., Class A Class A	(1,730)	(1,886,703)	(10.1)
Amdocs, Ltd.	(12,792)	(809,350)	(4.3)
Amedisys, Inc.	(1,463)	(160,930)	(0.9)
AMERCO	(759)	(247,798)	(1.3)
American Axle & Manufacturing Holdings, Inc.	(4,404)	(66,809)	(0.4)
American International Group, Inc.	(16,468)	(679,964)	(3.6)
American States Water Co.	(8,048)	(492,699)	(2.6)
Ameris Bancorp	(3,223)	(138,234)	(0.7)
AnaptysBio, Inc.	(2,170)	(162,142)	(0.9)
ANGI Homeservices, Inc.	(4,511)	(86,341)	(0.5)
Apollo Commercial Real Estate Finance, Inc.	(15,056)	(281,698)	(1.5)
Apple, Inc.	(5,137)	(1,124,284)	(6.0)
AptarGroup, Inc.	(5,923)	(603,909)	(3.2)
Aqua America, Inc.	(1,787)	(58,131)	(0.3)
Arconic, Inc.	(21,673)	(440,612)	(2.4)
Arista Networks, Inc.	(247)	(56,896)	(0.3)
At Home Group, Inc.	(8,007)	(218,911)	(1.2)
AT&T, Inc.	(70,485)	(2,162,480)	(11.5)
Athene Holding Ltd., Class A	(7,507)	(343,220)	(1.8)
Autodesk, Inc.	(8,076)	(1,043,823)	(5.6)
Avis Budget Group, Inc.	(3,443)	(96,817)	(0.5)
AxoGen, Inc.	(2,367)	(88,265)	(0.5)
Axon Enterprise, Inc.	(2,354)	(145,289)	(0.8)
AZZ, Inc.	(397)	(17,607)	(0.1)
Balchem Corp.	(851)	(79,696)	(0.4)
Ball Corp.	(11,078)	(496,294)	(2.6)
Barnes Group, Inc.	(10,371)	(586,999)	(3.1)
Best Buy Co., Inc.	(3,396)	(238,263)	(1.3)
BGC Partners, Inc., Class A Class A	(45,366)	(480,426)	(2.6)
Big Lots, Inc.	(4,657)	(193,359)	(1.0)
Bio-Techne Corp.	(1,816)	(304,580)	(1.6)

Security	Shares	Value	% of Basket Value
United States (continued)
Booking Holdings, Inc.	(204)	$(382,414)	(2.0)%
Brighthouse Financial, Inc.	(21,536)	(853,472)	(4.6)
The Buckle, Inc.	(3,679)	(75,052)	(0.4)
Builders FirstSource, Inc.	(9,439)	(116,855)	(0.6)
Cable One, Inc.	(217)	(194,376)	(1.0)
Cabot Oil & Gas Corp.	(3,577)	(86,671)	(0.5)
CACI International, Inc., Class A Class A	(78)	(13,920)	(0.1)
Cadence Design Systems, Inc.	(902)	(40,202)	(0.2)
Caesars Entertainment Corp.	(28,824)	(247,598)	(1.3)
California Resources Corp.	(1,631)	(51,116)	(0.3)
Callon Petroleum Co.	(23,238)	(231,683)	(1.2)
CarMax, Inc.	(3,630)	(246,513)	(1.3)
Carter’s, Inc.	(2,067)	(198,391)	(1.1)
Carvana Co.	(12,108)	(469,185)	(2.5)
Casa Systems, Inc.	(2,751)	(39,614)	(0.2)
Cavco Industries, Inc.	(3,025)	(606,845)	(3.2)
CBOE Holdings, Inc.	(2,491)	(281,109)	(1.5)
Centennial Resource Development, Inc.	(31,607)	(605,590)	(3.2)
CenterPoint Energy, Inc.	(1,658)	(44,783)	(0.2)
Cerner Corp.	(3,668)	(210,103)	(1.1)
Chart Industries, Inc.	(1,824)	(124,123)	(0.7)
Charter Communications, Inc.	(7,033)	(2,253,162)	(12.0)
Chegg, Inc.	(2,124)	(57,943)	(0.3)
The Children’s Place, Inc.	(332)	(49,601)	(0.3)
Choice Hotels International, Inc.	(1,963)	(144,084)	(0.8)
Cimarex Energy Co.	(3,668)	(291,496)	(1.6)
Cirrus Logic, Inc.	(3,134)	(117,337)	(0.6)
Cisco Systems, Inc.	(17,640)	(807,030)	(4.3)
Cleveland-Cliffs, Inc.	(8,296)	(89,265)	(0.5)
Coherent, Inc.	(2,205)	(271,524)	(1.4)
Colfax Corp.	(1,061)	(29,740)	(0.2)
Columbia Banking System, Inc.	(10,150)	(376,464)	(2.0)
Commerce Bancshares, Inc.	(8,406)	(534,622)	(2.9)
Compass Minerals International, Inc.	(1,516)	(73,541)	(0.4)
Conn’s, Inc.	(2,366)	(65,727)	(0.4)
Cooper Cos., Inc.	(7,229)	(1,867,323)	(10.0)
CoreCivic, Inc.	(10,427)	(234,190)	(1.3)
Coupa Software, Inc.	(1,154)	(74,814)	(0.4)
Cousins Properties, Inc.	(10,253)	(85,202)	(0.5)
Cracker Barrel Old Country Store, Inc.	(2,411)	(382,577)	(2.0)
Credit Acceptance Corp.	(1,399)	(593,764)	(3.2)
Cree, Inc.	(8,035)	(311,919)	(1.7)
Crown Holdings, Inc.	(34,989)	(1,479,685)	(7.9)
CSX Corp.	(12,045)	(829,419)	(4.4)
Cummins, Inc.	(203)	(27,283)	(0.1)
Darling International, Inc.	(49,732)	(1,027,463)	(5.5)
Digital Realty Trust, Inc.	(8,757)	(904,248)	(4.8)
Diplomat Pharmacy, Inc.	(1,416)	(28,093)	(0.2)

31

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
DISH Network Corp.	(557)	$(17,122)	(0.1)%
Dollar Tree, Inc.	(11,038)	(930,503)	(5.0)
Dover Corp.	(3,779)	(313,052)	(1.7)
DowDuPont, Inc.	(31,760)	(1,712,499)	(9.1)
Duke Energy Corp.	(1,864)	(154,022)	(0.8)
DXC Technology Co.	(9,828)	(715,773)	(3.8)
Dycom Industries, Inc.	(2,073)	(140,715)	(0.8)
EastGroup Properties, Inc.	(9,010)	(863,068)	(4.6)
Edison International	(26,528)	(1,840,778)	(9.8)
Electronics for Imaging, Inc.	(2,575)	(78,409)	(0.4)
EnerSys	(543)	(43,207)	(0.2)
EnPro Industries, Inc.	(10,933)	(680,033)	(3.6)
Entegris, Inc.	(10,087)	(267,709)	(1.4)
EPR Properties	(30,379)	(2,088,252)	(11.1)
Equity Commonwealth	(26,892)	(800,844)	(4.3)
Esterline Technologies Corp.	(3,311)	(388,579)	(2.1)
Euronet Worldwide, Inc.	(588)	(65,374)	(0.3)
Exelon Corp.	(51,019)	(2,235,142)	(11.9)
Expedia, Inc.	(2,057)	(258,010)	(1.4)
Expeditors International of Washington, Inc.	(3,293)	(221,224)	(1.2)
Exponent, Inc.	(8,653)	(436,630)	(2.3)
Exxon Mobil Corp.	(8,196)	(653,057)	(3.5)
F5 Networks, Inc.	(1,166)	(204,376)	(1.1)
Facebook, Inc.	(2,143)	(325,286)	(1.7)
FactSet Research Systems, Inc.	(4,807)	(1,075,614)	(5.7)
First Financial Bancorp	(15,463)	(404,667)	(2.2)
First Financial Bankshares, Inc.	(8,042)	(474,398)	(2.5)
First Solar, Inc.	(2,867)	(119,841)	(0.6)
FirstEnergy Corp.	(3,204)	(119,445)	(0.6)
First Industrial Realty Trust, Inc.	(6,786)	(208,330)	(1.0)
Floor & Decor Holdings, Inc.	(1,357)	(34,712)	(0.2)
Flowserve Corp.	(886)	(40,667)	(0.2)
Foot Locker, Inc.	(1,644)	(77,498)	(0.4)
FormFactor, Inc.	(19,068)	(233,392)	(1.2)
Fortive Corp.	(3,316)	(246,213)	(1.3)
Fossil Group, Inc.	(2,357)	(51,170)	(0.3)
Freeport-McMoRan, Inc.	(8,002)	(93,223)	(0.5)
G1 Therapeutics, Inc.	(1,334)	(53,373)	(0.3)
GameStop Corp., Class A	(17,514)	(255,704)	(1.4)
Gardner Denver Holdings, Inc.	(8,930)	(241,646)	(1.3)
General Dynamics Corp.	(2,928)	(505,314)	(2.7)
Genesee & Wyoming, Inc., Class A	(9,524)	(754,587)	(4.0)
Gentex Corp.	(18,943)	(398,750)	(2.1)
Gentherm, Inc.	(13,665)	(596,341)	(3.2)
Glacier Bancorp, Inc.	(472)	(20,013)	(0.1)
Global Payments, Inc.	(1,821)	(208,013)	(1.1)
Graco, Inc.	(2,230)	(90,605)	(0.5)
Greif, Inc., Class A	(6,014)	(284,462)	(1.5)
Groupon, Inc.	(88,878)	(290,631)	(1.6)
Guess?, Inc.	(18,976)	(403,050)	(2.2)

Security	Shares	Value	% of Basket Value
United States (continued)
Guidewire Software, Inc.	(10,512)	$(935,253)	(5.0)%
Hamilton Lane, Inc., Class A	(6,497)	(249,355)	(1.3)
Harsco Corp.	(3,883)	(106,666)	(0.6)
The Hartford Financial Services Group, Inc.	(431)	(19,576)	(0.1)
Hasbro, Inc.	(15,670)	(1,437,096)	(7.7)
Hawaiian Electric Industries, Inc.	(701)	(26,147)	(0.1)
HB Fuller Co.	(17,775)	(790,277)	(4.2)
HCA Holdings, Inc.	(1,053)	(140,607)	(0.8)
HCP, Inc.	(12,458)	(343,218)	(1.8)
HD Supply Holdings, Inc.	(1,286)	(48,315)	(0.3)
Healthcare Realty Trust, Inc.	(10,519)	(293,059)	(1.6)
Healthcare Services Group, Inc.	(7,665)	(311,122)	(1.7)
HealthEquity, Inc.	(1,089)	(99,970)	(0.5)
Heartland Express, Inc.	(10,776)	(209,809)	(1.1)
HFF, Inc., Class A	(7,938)	(291,722)	(1.6)
Hillenbrand, Inc.	(11,940)	(571,926)	(3.1)
Hilton Grand Vacations, Inc.	(10,207)	(274,262)	(1.5)
Hilton Worldwide Holdings, Inc.	(13,486)	(959,799)	(5.1)
HollyFrontier Corp.	(7,675)	(517,602)	(2.8)
Hologic, Inc.	(2,181)	(85,037)	(0.5)
Houlihan Lokey, Inc.	(476)	(19,602)	(0.1)
The Howard Hughes Corp.	(7,485)	(834,727)	(4.5)
II-VI, Inc.	(5,984)	(222,784)	(1.2)
Illinois Tool Works, Inc.	(1,711)	(218,272)	(1.2)
Imperva, Inc.	(2,678)	(148,227)	(0.8)
Independent Bank Group, Inc.	(6,101)	(353,309)	(1.9)
Ingevity Corp.	(1,899)	(172,961)	(0.9)
Ingredion, Inc.	(4,114)	(416,255)	(2.2)
Interactive Brokers Group, Inc., Class A	(3,763)	(185,930)	(1.0)
International Business Machines Corp.	(5,333)	(615,588)	(3.3)
Invitation Homes, Inc.	(1,167)	(25,534)	(0.1)
IPG Photonics Corp.	(2,854)	(381,152)	(2.0)
Iqvia Holdings, Inc.	(12,223)	(1,502,573)	(8.0)
JELD-WEN Holding, Inc.	(43,407)	(705,798)	(3.8)
Johnson & Johnson	(8,672)	(1,213,993)	(6.5)
Johnson Controls International PLC	(11,723)	(374,784)	(2.0)
Kansas City Southern	(8,735)	(890,621)	(4.8)
KB Home	(20,143)	(402,256)	(2.1)
KBR, Inc.	(2,675)	(52,911)	(0.3)
Kimberly-Clark Corp.	(3,327)	(347,006)	(1.9)
Knowles Corp.	(10,221)	(165,376)	(0.9)
Korn/Ferry International	(1,767)	(79,762)	(0.4)
Kraft Heinz Co.	(14,664)	(806,080)	(4.3)
Kratos Defense & Security Solutions, Inc.	(23,336)	(292,400)	(1.6)
L Brands, Inc.	(10,837)	(351,336)	(1.9)
La-Z-Boy, Inc.	(13,299)	(369,712)	(2.0)

32

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Laboratory Corp. of America Holdings	(2,521)	$(404,747)	(2.2)%
Lamb Weston Holdings, Inc.	(2,882)	(225,257)	(1.2)
Las Vegas Sands Corp.	(2,384)	(121,656)	(0.6)
Laureate Education, Inc.	(8,792)	(130,913)	(0.7)
Lear Corp.	(3,158)	(419,698)	(2.2)
Leggett & Platt, Inc.	(7,705)	(279,769)	(1.5)
LendingTree, Inc.	(871)	(175,672)	(0.9)
Lennar Corp.	(15,800)	(679,084)	(3.6)
LHC Group, Inc.	(974)	(89,053)	(0.5)
Liberty Broadband Corp.	(1,032)	(85,439)	(0.5)
Liberty TripAdvisor Holdings, Inc.	(6,229)	(89,822)	(0.5)
Littelfuse, Inc.	(1,552)	(281,160)	(1.5)
Live Nation Entertainment, Inc.	(7,339)	(383,830)	(2.0)
LTC Properties, Inc.	(1,630)	(69,715)	(0.4)
Luminex Corp.	(2,749)	(79,089)	(0.4)
LyondellBasell Industries NV, Class A	(1,881)	(167,917)	(0.9)
Mack-Cali Realty Corp.	(796)	(16,159)	(0.1)
Markel Corp.	(1,070)	(1,169,767)	(6.2)
MarketAxess Holdings, Inc.	(578)	(121,189)	(0.6)
Marriott International, Inc., Class A	(235)	(27,469)	(0.1)
Marsh & McLennan Cos., Inc.	(25,352)	(2,148,582)	(11.5)
Masonite International Corp.	(506)	(28,027)	(0.2)
Matador Resources Co.	(2,038)	(58,776)	(0.3)
MaxLinear, Inc., Class A	(1,612)	(31,289)	(0.2)
McDonald’s Corp.	(3,333)	(589,608)	(3.1)
Medical Properties Trust, Inc.	(32,961)	(489,800)	(2.6)
Medidata Solutions, Inc.	(601)	(42,250)	(0.2)
Medifast, Inc.	(1,989)	(421,032)	(2.2)
Mercury General Corp.	(1,713)	(101,598)	(0.5)
Mercury Systems, Inc.	(1,966)	(92,127)	(0.5)
MGM Growth Properties LLC	(15,753)	(445,652)	(2.4)
MGM Resorts International	(34,422)	(918,379)	(4.9)
Microsoft Corp.	(2,982)	(318,507)	(1.7)
Molina Healthcare, Inc.	(923)	(117,009)	(0.6)
Mondelez International, Inc.	(22,974)	(964,449)	(5.1)
MongoDB, Inc.	(691)	(56,316)	(0.3)
Monolithic Power Systems, Inc.	(7,772)	(918,029)	(4.9)
Monro Muffler Brake, Inc.	(2,454)	(182,578)	(1.0)
Moog, Inc., Class A	(9,965)	(712,996)	(3.8)
MSA Safety, Inc.	(6,822)	(712,490)	(3.8)
MyoKardia, Inc.	(2,439)	(129,121)	(0.7)
National Fuel Gas Co.	(422)	(22,910)	(0.1)
National Vision Holdings, Inc.	(15,192)	(629,405)	(3.4)
Natus Medical, Inc.	(2,842)	(84,919)	(0.5)
Navistar International Corp.	(1,408)	(47,154)	(0.3)
NCR Corp.	(11,016)	(295,780)	(1.6)
Neenah Paper, Inc.	(3,940)	(317,012)	(1.7)
Neogen Corp.	(1,346)	(81,729)	(0.4)
Netflix, Inc.	(1,318)	(397,746)	(2.1)

Security	Shares	Value	% of Basket Value
United States (continued)
New Jersey Resources Corp.	(3,041)	$(137,149)	(0.7)%
NewMarket Corp.	(3,150)	(1,215,774)	(6.5)
News Corp., Class A Class A	(5,963)	(78,652)	(0.4)
Nielsen Holdings PLC	(21,646)	(562,363)	(3.0)
NMI Holdings, Inc., Class A	(7,745)	(163,729)	(0.9)
Nordson Corp.	(4,933)	(605,131)	(3.2)
Northwest Natural Holding Co.	(9,119)	(590,820)	(3.2)
NRG Energy, Inc.	(6,145)	(222,388)	(1.2)
Office Depot, Inc.	(22,242)	(56,940)	(0.3)
Okta, Inc.	(3,037)	(177,239)	(0.9)
Old Dominion Freight Line, Inc.	(1,888)	(246,233)	(1.3)
Old National Bancorp	(1,250)	(22,312)	(0.1)
Ollie’s Bargain Outlet Holdings, Inc.	(6,128)	(569,291)	(3.0)
Oracle Corp.	(13,494)	(659,047)	(3.5)
Ormat Technologies, Inc.	(4,787)	(244,951)	(1.3)
Oxford Industries, Inc.	(9,041)	(804,468)	(4.3)
Pacific Premier Bancorp, Inc.	(1,532)	(44,780)	(0.2)
Papa John’s International, Inc.	(2,728)	(148,785)	(0.8)
PDC Energy, Inc.	(5,561)	(236,064)	(1.3)
Peabody Energy Corp.	(21,061)	(746,612)	(4.0)
Pegasystems, Inc.	(5,271)	(282,104)	(1.5)
PepsiCo, Inc.	(13,470)	(1,513,759)	(8.1)
Pfizer, Inc.	(2,744)	(118,157)	(0.6)
Philip Morris International, Inc.	(17,527)	(1,543,603)	(8.2)
Piper Jaffray Cos.	(398)	(27,613)	(0.1)
Platform Specialty Products Corp.	(6,408)	(69,335)	(0.4)
Plexus Corp.	(7,706)	(450,030)	(2.4)
Polaris Industries, Inc.	(1,507)	(134,093)	(0.7)
Pool Corp.	(1,833)	(267,160)	(1.4)
Portland General Electric Co.	(1,275)	(57,477)	(0.3)
Power Integrations, Inc.	(7,015)	(395,085)	(2.1)
PPG Industries, Inc.	(6,418)	(674,468)	(3.6)
PPL Corp.	(3,587)	(109,045)	(0.6)
PRA Group, Inc.	(18,930)	(583,801)	(3.1)
Procter & Gamble Co.	(25,725)	(2,281,293)	(12.2)
Proofpoint, Inc.	(257)	(23,374)	(0.1)
ProPetro Holding Corp.	(16,211)	(286,124)	(1.5)
Proto Labs, Inc.	(909)	(108,580)	(0.6)
PS Business Parks, Inc.	(7,045)	(920,077)	(4.9)
PVH Corp.	(4,699)	(567,592)	(3.0)
Qorvo, Inc.	(878)	(64,542)	(0.3)
Quaker Chemical Corp.	(122)	(21,948)	(0.1)
Qurate Retail, Inc.	(1,462)	(32,076)	(0.2)
Ralph Lauren Corp.	(3,254)	(421,751)	(2.3)
Rapid7, Inc.	(447)	(16,199)	(0.1)
RBC Bearings, Inc.	(2,574)	(380,128)	(2.0)
Reata Pharmaceuticals, Inc.	(737)	(43,431)	(0.2)
Retail Opportunity Investments Corp.	(27,666)	(486,645)	(2.6)
Retail Properties of America, Inc	(55,961)	(686,641)	(3.7)
RLI Corp.	(1,131)	(83,615)	(0.4)
Rogers Corp.	(4,235)	(521,159)	(2.8)

33

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Roper Industries, Inc.	(325)	$(91,943)	(0.5)%
RPC, Inc.	(14,632)	(217,724)	(1.2)
Sabre Corp.	(15,484)	(381,681)	(2.0)
Seacoast Banking Corp. of Florida	(2,762)	(72,668)	(0.4)
Semtech Corp.	(569)	(25,571)	(0.1)
Sensata Technologies Holding PLC	(7,214)	(338,337)	(1.8)
Seritage Growth Properties	(6,451)	(245,267)	(1.3)
Service Corp. International	(5,074)	(210,419)	(1.1)
Shake Shack, Inc., Class A Class A	(2,012)	(106,415)	(0.6)
Silgan Holdings, Inc.	(5,964)	(143,315)	(0.8)
Simmons First National Corp., Class A Class A	(10,389)	(278,217)	(1.5)
SiteOne Landscape Supply, Inc.	(2,780)	(189,151)	(1.0)
Skechers U.S.A., Inc., Class A	(24,637)	(703,879)	(3.8)
Skyline Champion Corp.	(3,578)	(85,264)	(0.5)
Skyworks Solutions, Inc.	(13,840)	(1,200,758)	(6.4)
South Jersey Industries, Inc.	(12,391)	(366,030)	(2.0)
South State Corp.	(5,324)	(360,275)	(1.9)
Southern Co.	(14,040)	(632,221)	(3.4)
Southwestern Energy Co.	(11,248)	(60,064)	(0.3)
SRC Energy, Inc.	(27,652)	(195,776)	(1.0)
Starwood Property Trust, Inc.	(103,617)	(2,250,561)	(12.0)
Sterling Bancorp	(82,628)	(1,485,651)	(7.9)
Stitch Fix, Inc., Class A	(1,543)	(40,673)	(0.2)
Stratasys, Ltd.	(9,064)	(172,760)	(0.9)
Sun Communities, Inc.	(15,312)	(1,538,397)	(8.2)
Sun Hydraulics Corp.	(14,498)	(672,707)	(3.6)
Sunrun, Inc.	(28,517)	(349,618)	(1.9)
Symantec Corp.	(25,500)	(462,825)	(2.5)
Synopsys, Inc.	(12,038)	(1,077,762)	(5.8)
Tabula Rasa HealthCare, Inc.	(2,644)	(195,339)	(1.0)
Tactile Systems Technology, Inc.	(1,620)	(106,078)	(0.6)
Targa Resources Corp.	(917)	(47,381)	(0.3)
Taylor Morrison Home Corp.	(3,243)	(53,639)	(0.3)
Tech Data Corp.	(1,801)	(127,259)	(0.7)
Teledyne Technologies, Inc.	(1,212)	(268,191)	(1.4)
Teleflex, Inc.	(1,040)	(250,370)	(1.3)
Tellurian, Inc.	(11,827)	(94,616)	(0.5)
Tesla Motors, Inc.	(3,059)	(1,031,862)	(5.5)
Torchmark Corp.	(26,412)	(2,236,040)	(11.9)
TransDigm Group, Inc.	(268)	(88,507)	(0.5)
Trex Co., Inc.	(827)	(50,695)	(0.3)
TRI Pointe Group, Inc.	(2,917)	(34,712)	(0.2)
Trimble Navigation, Ltd.	(13,987)	(522,834)	(2.8)
Trinity Industries, Inc.	(16,582)	(473,416)	(2.5)
Trinseo SA	(10,541)	(567,949)	(3.0)
TripAdvisor, Inc.	(6,925)	(361,070)	(1.9)
Tronox, Ltd., Class A Class A	(1,750)	(20,037)	(0.1)
Tupperware Brands Corp.	(941)	(33,029)	(0.2)
Twitter, Inc.	(991)	(34,437)	(0.2)
US Foods Holding Corp.	(13,630)	(397,587)	(2.1)
Vail Resorts, Inc.	(904)	(227,193)	(1.2)
Valero Energy Corp.	(734)	(66,860)	(0.4)
Valmont Industries, Inc.	(11,334)	(1,408,930)	(7.5)
Varex Imaging Corp.	(5,472)	(142,053)	(0.8)
Vector Group, Ltd.	(32,518)	(439,643)	(2.3)

Security	Shares	Value	% of Basket Value
United States (continued)
UDR, Inc.	(19,677)	$(771,142)	(4.1)%
Under Armour, Inc., Class A	(14,128)	(312,370)	(1.7)
Uniti Group, Inc.	(48,091)	(920,462)	(4.9)
Universal Display Corp.	(5,439)	(669,051)	(3.6)
Universal Forest Products, Inc.	(11,593)	(327,734)	(1.7)
Universal Health Services, Inc.	(7,691)	(934,918)	(5.0)
VEREIT, Inc.	(198,024)	(1,451,516)	(7.7)
Verint Systems, Inc.	(2,075)	(94,765)	(0.5)
ViaSat, Inc.	(5,141)	(327,790)	(1.8)
Vicor Corp.	(2,476)	(99,288)	(0.5)
Visteon Corp.	(1,967)	(155,472)	(0.8)
W&T Offshore, Inc.	(14,415)	(97,157)	(0.5)
WABCO Holdings, Inc.	(9,932)	(1,067,193)	(5.7)
Wabtec Corp.	(2,812)	(230,640)	(1.2)
Waddell & Reed Financial, Inc.	(10,648)	(203,057)	(1.1)
Walgreens Boots Alliance, Inc.	(15,890)	(1,267,545)	(6.8)
Warrior Met Coal, Inc.	(17,132)	(479,696)	(2.6)
Washington Real Estate Investment Trust	(17,553)	(489,202)	(2.6)
Waters Corp.	(4,511)	(855,692)	(4.6)
WD-40 Co.	(947)	(158,225)	(0.8)
Weight Watchers International, Inc.	(2,975)	(196,648)	(1.1)
West Pharmaceutical Services, Inc.	(1,326)	(140,450)	(0.8)
Western Digital Corp.	(5,147)	(221,681)	(1.2)
WisdomTree Investments, Inc.	(17,580)	(136,597)	(0.7)
Worldpay, Inc., Class A	(18,508)	(1,699,775)	(9.1)
Worthington Industries, Inc.	(2,741)	(114,793)	(0.6)
WP Carey, Inc.	(17,225)	(1,137,022)	(6.1)
WR Berkley Corp.	(23,734)	(1,801,411)	(9.6)
Xerox Corp.	(9,493)	(264,570)	(1.4)
Yum China Holdings, Inc.	(3,621)	(130,646)	(0.7)
Zimmer Biomet Holdings, Inc.	(351)	(39,870)	(0.2)

		(159,007,219)

Total Reference Entity — Short		(168,770,764)

Net Value of Reference Entity — Goldman Sachs & Co.		$(249,678)

34

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments and derivative financial instruments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Securities	$—	$—	$3,654,489	$3,654,489
U.S. Treasury Obligations	—	78,156,244	—	78,156,244
Short-Term Securities:
U.S. Treasury Obligations	—	457,621,944	—	457,621,944
Money Market Funds	20,111,538	—	—	20,111,538

	$20,111,538	$535,778,188	$3,654,489	$559,544,215

Derivative Financial Instruments(a)
Assets:
Equity contracts	$979,240	$9,411,887	$—	$10,391,127
Liabilities:
Equity contracts	(1,186,369)	(3,656,952)	—	(4,843,321)

	$(207,129)	$5,754,935	$—	$5,547,806

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

35

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 19, 2018